Intermediate Bond Fund of America®
Investment portfolio
November 30, 2022
unaudited
Bonds, notes & other debt instruments 95.07% Mortgage-backed obligations 30.71% Federal agency mortgage-backed obligations 23.16%	Principal amount (000)	Value (000)
Fannie Mae Pool #458079 9.00% 11/20/2026[1]	USD2	$3
Fannie Mae Pool #MA2973 3.00% 4/1/2027[1]	2	2
Fannie Mae Pool #AJ3916 3.00% 4/1/2027[1]	—[2]	—[2]
Fannie Mae Pool #AU6794 3.00% 9/1/2028[1]	13	12
Fannie Mae Pool #AU6682 3.00% 9/1/2028[1]	2	2
Fannie Mae Pool #AW4349 3.00% 4/1/2029[1]	2	2
Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]	73	72
Fannie Mae Pool #AY2719 3.00% 2/1/2030[1]	156	150
Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]	91	90
Fannie Mae Pool #BM3501 3.00% 4/1/2032[1]	227	219
Fannie Mae Pool #BJ9182 3.00% 5/1/2033[1]	1,019	962
Fannie Mae Pool #BN3184 3.00% 6/1/2033[1]	293	281
Fannie Mae Pool #BJ6880 3.00% 6/1/2033[1]	23	22
Fannie Mae Pool #695412 5.00% 6/1/2033[1]	4	4
Fannie Mae Pool #MA3463 4.00% 9/1/2033[1]	9,981	9,791
Fannie Mae Pool #BN1087 4.00% 1/1/2034[1]	10	10
Fannie Mae Pool #BK0499 3.00% 12/1/2034[1]	70	66
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	46	47
Fannie Mae Pool #888698 7.00% 10/1/2037[1]	17	18
Fannie Mae Pool #931768 5.00% 8/1/2039[1]	41	42
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	150	153
Fannie Mae Pool #932606 5.00% 2/1/2040[1]	65	66
Fannie Mae Pool #AB1084 5.50% 5/1/2040[1]	106	107
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	246	252
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	12,644	10,819
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	251	245
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	136	139
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	25,054	21,313
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	72	73
Fannie Mae Pool #FS0305 1.50% 1/1/2042[1]	42,177	34,532
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	5,853	4,979
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	133	136
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	5,535	4,709
Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]	1,886	1,604
Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]	365	345
Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]	166	157
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	47	44
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	77	73
Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]	1,650	1,562
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	638	602
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	74	70
Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]	57	53
Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]	111	105
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	898	843
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	35,834	33,437
Intermediate Bond Fund of America — Page 1 of 40

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]	USD1,317	$1,192
Fannie Mae Pool #AS8583 3.50% 1/1/2047[1]	19,616	18,357
Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]	1,612	1,457
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	811	759
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	235	220
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	108	101
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	97	91
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	74	69
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	49	48
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	1,505	1,462
Fannie Mae Pool #BM3788 3.50% 3/1/2048[1]	32,580	30,462
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	613	573
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	753	732
Fannie Mae Pool #BK4873 5.00% 5/1/2048[1]	504	504
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	1,035	1,003
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	301	291
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	150	150
Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]	402	394
Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]	2,536	2,680
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	9,369	8,747
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	6,244	5,836
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	1,608	1,497
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	8,299	7,783
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	4,639	4,322
Fannie Mae Pool #CA5333 3.00% 3/1/2050[1]	56,287	50,649
Fannie Mae Pool #CA5338 3.00% 3/1/2050[1]	24,397	21,796
Fannie Mae Pool #FM2664 3.50% 3/1/2050[1]	5,823	5,395
Fannie Mae Pool #CA5731 3.00% 5/1/2050[1]	48,423	43,260
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	4,481	3,903
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	12,371	10,762
Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	3	2
Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]	5,149	4,433
Fannie Mae Pool #CA7599 2.50% 11/1/2050[1]	6,319	5,505
Fannie Mae Pool #CA7743 2.50% 11/1/2050[1]	30	26
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	1,942	1,610
Fannie Mae Pool #CA8046 3.00% 12/1/2050[1]	6,146	5,541
Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	20,189	17,537
Fannie Mae Pool #CA9291 2.50% 2/1/2051[1]	945	810
Fannie Mae Pool #BR4996 2.50% 2/1/2051[1]	299	257
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	10,096	8,361
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	91	75
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	23,677	21,258
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	54	44
Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]	3,915	3,371
Fannie Mae Pool #CB0520 2.50% 5/1/2051[1]	1,673	1,434
Fannie Mae Pool #FM7741 2.50% 5/1/2051[1]	413	355
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	1,636	1,418
Fannie Mae Pool #CB1038 2.50% 7/1/2051[1]	370	319
Fannie Mae Pool #CB1279 2.50% 8/1/2051[1]	313	270
Fannie Mae Pool #FM8436 2.50% 9/1/2051[1]	951	823
Fannie Mae Pool #BU0365 2.50% 9/1/2051[1]	500	430
Fannie Mae Pool #MA4414 2.50% 9/1/2051[1]	281	242
Fannie Mae Pool #FM8692 2.50% 9/1/2051[1]	29	25
Fannie Mae Pool #FM9067 2.50% 10/1/2051[1]	935	804
Intermediate Bond Fund of America — Page 2 of 40

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB1868 2.50% 10/1/2051[1]	USD464	$397
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	429	357
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	9,433	8,162
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	4,690	4,069
Fannie Mae Pool #FM9632 3.00% 11/1/2051[1]	10,806	9,649
Fannie Mae Pool #FM9631 3.00% 11/1/2051[1]	4,583	4,101
Fannie Mae Pool #CB2292 3.00% 11/1/2051[1]	1,327	1,190
Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]	29,949	26,183
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	16,822	14,534
Fannie Mae Pool #CB2319 2.50% 12/1/2051[1]	15,354	13,266
Fannie Mae Pool #CB2375 2.50% 12/1/2051[1]	15,000	12,939
Fannie Mae Pool #CB2372 2.50% 12/1/2051[1]	7,332	6,335
Fannie Mae Pool #CB2371 2.50% 12/1/2051[1]	6,426	5,560
Fannie Mae Pool #BT9483 2.50% 12/1/2051[1]	5,800	5,011
Fannie Mae Pool #BT9510 2.50% 12/1/2051[1]	5,786	5,006
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	5,015	4,345
Fannie Mae Pool #CB2291 2.50% 12/1/2051[1]	218	187
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	6,927	6,238
Fannie Mae Pool #CB2293 3.00% 12/1/2051[1]	1,326	1,185
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	13,797	12,304
Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]	6,466	5,383
Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]	1,765	1,525
Fannie Mae Pool #BT1892 2.50% 2/1/2052[1]	200	172
Fannie Mae Pool #BV3870 2.50% 2/1/2052[1]	88	76
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	5,301	4,773
Fannie Mae Pool #BU8884 2.50% 3/1/2052[1]	1,224	1,050
Fannie Mae Pool #BV2655 2.50% 3/1/2052[1]	300	257
Fannie Mae Pool #CB3408 2.50% 4/1/2052[1]	6,584	5,645
Fannie Mae Pool #BV7771 2.50% 4/1/2052[1]	5,416	4,653
Fannie Mae Pool #BU8890 2.50% 4/1/2052[1]	382	328
Fannie Mae Pool #BU6901 2.50% 4/1/2052[1]	46	39
Fannie Mae Pool #BU9507 2.50% 4/1/2052[1]	28	24
Fannie Mae Pool #BW5602 2.50% 5/1/2052[1]	521	447
Fannie Mae Pool #BU8730 2.50% 6/1/2052[1]	500	429
Fannie Mae Pool #CB4274 2.50% 7/1/2052[1]	14,121	12,110
Fannie Mae Pool #BW4142 2.50% 7/1/2052[1]	449	385
Fannie Mae Pool #BV7830 2.50% 7/1/2052[1]	402	345
Fannie Mae Pool #BV2584 2.50% 7/1/2052[1]	198	170
Fannie Mae Pool #MA4743 2.50% 8/1/2052[1]	1,303	1,117
Fannie Mae Pool #MA4700 4.00% 8/1/2052[1]	62,740	58,745
Fannie Mae Pool #BW8996 4.50% 10/1/2052[1]	28,762	28,034
Fannie Mae Pool #BW8745 4.50% 10/1/2052[1]	8,883	8,660
Fannie Mae Pool #BW7795 4.50% 10/1/2052[1]	500	487
Fannie Mae Pool #MA4804 4.00% 11/1/2052[1]	24,660	23,090
Fannie Mae Pool #MA4805 4.50% 11/1/2052[1]	85,510	83,345
Fannie Mae Pool #MA4840 4.50% 12/1/2052[1]	171,524	167,181
Fannie Mae Pool #MA4867 4.50% 12/1/2052[1]	4,670	4,552
Fannie Mae Pool #MA4841 5.00% 12/1/2052[1]	51,600	51,445
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	14,102	13,056
Fannie Mae Pool #BM6736 4.50% 11/1/2059[1]	1,541	1,521
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	10,011	9,269
Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]	6,413	5,938
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	11,366	10,046
Fannie Mae Pool #BF0548 3.00% 7/1/2061[1]	15,935	14,033
Intermediate Bond Fund of America — Page 3 of 40

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	USD3,641	$3,592
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]	—[2]	—[2]
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]	—[2]	—[2]
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2/25/2029[1]	94	101
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[1]	178	193
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[1]	38	39
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 1/25/2023[1]	162	162
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.529% 3/25/2023[1,3]	764	757
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.623% 5/25/2024[1,3]	1,512	1,468
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.625% 7/25/2024[1,3]	2,789	2,694
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.655% 11/25/2024[1,3]	1,780	1,706
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 4/25/2026[1]	1,380	1,347
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 6/25/2026[1]	5	5
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 7/25/2026[1]	1,595	1,565
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 9/25/2026[1]	139	137
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.165% 6/25/2027[1,3]	8,995	8,499
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 3.06% 9/25/2027[1,3]	10,271	9,697
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 10/25/2036[1]	145	128
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 1/25/2037[1]	471	406
Freddie Mac Pool #ZK7590 3.00% 1/1/2029[1]	1,464	1,408
Freddie Mac Pool #ZS8526 3.00% 5/1/2029[1]	31	30
Freddie Mac Pool #QN1073 3.00% 12/1/2034[1]	89	84
Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]	1,430	1,216
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	20,951	17,823
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	6,467	5,501
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	27,096	23,050
Freddie Mac Pool #RB5153 2.00% 4/1/2042[1]	1,835	1,559
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	32	31
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	423	399
Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]	571	539
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	447	422
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	451	424
Freddie Mac Pool #760012 3.113% 4/1/2045[1,3]	908	884
Freddie Mac Pool #760013 3.208% 4/1/2045[1,3]	520	507
Freddie Mac Pool #760014 2.745% 8/1/2045[1,3]	1,583	1,533
Freddie Mac Pool #G60238 3.50% 10/1/2045[1]	5,762	5,416
Freddie Mac Pool #G67700 3.50% 8/1/2046[1]	2,132	2,009
Freddie Mac Pool #760015 2.557% 1/1/2047[1,3]	2,611	2,485
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	711	666
Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]	861	806
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	1,102	1,032
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	811	760
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	797	746
Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]	762	713
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	574	538
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	511	478
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	500	468
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	309	289
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	245	230
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	204	191
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	7,506	7,298
Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]	229	213
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	751	729
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	710	690
Intermediate Bond Fund of America — Page 4 of 40

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	USD374	$364
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	389	364
Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]	272	254
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	243	228
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	1,089	1,059
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	1,579	1,571
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	829	824
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	605	599
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	2,805	2,612
Freddie Mac Pool #RA1369 3.50% 9/1/2049[1]	24,394	22,609
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	732	683
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	5,805	5,447
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	5,656	5,309
Freddie Mac Pool #SD0187 3.00% 1/1/2050[1]	5,059	4,572
Freddie Mac Pool #RA2457 3.00% 4/1/2050[1]	10,657	9,596
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	36,840	30,540
Freddie Mac Pool #SD7528 2.00% 11/1/2050[1]	9,609	8,065
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	317	263
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	527	436
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	57,671	47,798
Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]	3,836	3,302
Freddie Mac Pool #RA5605 2.50% 7/1/2051[1]	744	640
Freddie Mac Pool #SD0926 2.50% 7/1/2051[1]	385	331
Freddie Mac Pool #RA5747 2.50% 8/1/2051[1]	23	20
Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]	16,245	14,132
Freddie Mac Pool #RA5782 2.50% 9/1/2051[1]	6,532	5,650
Freddie Mac Pool #QC6821 2.50% 9/1/2051[1]	326	280
Freddie Mac Pool #QC6921 2.50% 9/1/2051[1]	156	134
Freddie Mac Pool #RA5971 3.00% 9/1/2051[1]	116,296	104,064
Freddie Mac Pool #QC7814 2.50% 10/1/2051[1]	190	163
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	4,940	4,101
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	4,426	3,833
Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]	4,365	3,797
Freddie Mac Pool #RA6915 2.50% 11/1/2051[1]	452	388
Freddie Mac Pool #RA6411 2.50% 11/1/2051[1]	330	284
Freddie Mac Pool #RA6483 2.50% 12/1/2051[1]	13,118	11,315
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	3,078	2,660
Freddie Mac Pool #SD8189 2.50% 1/1/2052[1]	400	343
Freddie Mac Pool #RA5713 2.50% 1/1/2052[1]	349	300
Freddie Mac Pool #SD0853 2.50% 1/1/2052[1]	28	24
Freddie Mac Pool #QD6848 2.50% 2/1/2052[1]	998	857
Freddie Mac Pool #RA6528 2.50% 2/1/2052[1]	25	22
Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]	27,875	25,098
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	11,052	10,262
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	1,241	1,140
Freddie Mac Pool #QD9879 2.50% 3/1/2052[1]	3,300	2,829
Freddie Mac Pool #SD8200 2.50% 3/1/2052[1]	754	646
Freddie Mac Pool #QE0588 2.50% 3/1/2052[1]	500	429
Freddie Mac Pool #QD8748 2.50% 3/1/2052[1]	460	395
Freddie Mac Pool #QD9071 2.50% 3/1/2052[1]	399	343
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	61,187	54,820
Freddie Mac Pool #SD7554 2.50% 4/1/2052[1]	7,034	6,087
Freddie Mac Pool #QE0732 2.50% 4/1/2052[1]	494	425
Freddie Mac Pool #SD8212 2.50% 5/1/2052[1]	9,879	8,468
Intermediate Bond Fund of America — Page 5 of 40

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]	USD10,733	$10,475
Freddie Mac Pool #QE8522 2.50% 8/1/2052[1]	305	261
Freddie Mac Pool #SD8237 4.00% 8/1/2052[1]	48,547	45,486
Freddie Mac Pool #SD8244 4.00% 9/1/2052[1]	32,388	30,346
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	69,352	69,166
Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]	1,613	1,572
Freddie Mac Pool #SD8291 2.50% 11/1/2052[1]	1,710	1,466
Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]	568,188	553,803
Freddie Mac Pool #SD8275 4.50% 12/1/2052[1]	119,280	116,260
Freddie Mac Pool #SD8287 4.50% 12/1/2052[1]	890	867
Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]	106,190	105,806
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 2.547% 8/15/2023[1,3]	1	1
Freddie Mac, Series K749, Class AM, 2.12% 6/25/2029[1]	2,069	1,808
Freddie Mac, Series T041, Class 3A, 4.424% 7/25/2032[1,3]	131	126
Freddie Mac, Series 4582, Class GA, 3.75% 3/15/2052[1,3]	2,716	2,703
Freddie Mac, Series K032, Class A2, Multi Family, 3.31% 5/25/2023[1]	5,300	5,251
Freddie Mac, Series K033, Class A2, Multi Family, 3.06% 7/25/2023[1,3]	1,500	1,482
Freddie Mac, Series K034, Class A2, Multi Family, 3.531% 7/25/2023[1]	1,965	1,944
Freddie Mac, Series K037, Class A2, Multi Family, 3.49% 1/25/2024[1]	1,500	1,474
Freddie Mac, Series K038, Class A2, Multi Family, 3.389% 3/25/2024[1]	5,000	4,898
Freddie Mac, Series K726, Class A2, Multi Family, 2.905% 4/25/2024[1]	5,723	5,569
Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 9/25/2024[1]	4,500	4,375
Freddie Mac, Series K041, Class A2, Multi Family, 3.171% 10/25/2024[1]	5,336	5,171
Freddie Mac, Series K042, Class A2, Multi Family, 2.67% 12/25/2024[1]	2,310	2,216
Freddie Mac, Series K043, Class A2, Multi Family, 3.062% 12/25/2024[1]	6,000	5,805
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[1]	1,246	1,198
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 3/25/2025[1]	7,750	7,493
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 6/25/2025[1,3]	3,365	3,255
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 7/25/2025[1]	6,665	6,400
Freddie Mac, Series K051, Class A2, Multi Family, 3.308% 9/25/2025[1]	630	609
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 11/25/2025[1]	3,000	2,885
Freddie Mac, Series K053, Class A2, Multi Family, 2.995% 12/25/2025[1]	1,575	1,508
Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 1/25/2026[1]	6,250	5,932
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2/25/2026[1]	14,275	13,718
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 3/25/2026[1]	3,697	3,494
Freddie Mac, Series K056, Class A2, Multi Family, 2.525% 5/25/2026[1]	4,750	4,459
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 7/25/2026[1]	1,500	1,408
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 11/25/2026[1]	7,500	7,207
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 3/25/2027[1,3]	3,500	3,342
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 4/25/2027[1]	5,500	5,264
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 1/25/2028[1]	1,500	1,452
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 6/25/2028[1]	3,250	3,177
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 8/25/2028[1,3]	3,000	2,934
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 9/25/2028[1,3]	3,000	2,935
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 9/25/2028[1,3]	7,250	7,137
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 10/25/2028[1,3]	10,180	9,846
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 1/25/2029[1]	8,252	7,901
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2/25/2029[1]	10,000	9,496
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 6/25/2029[1]	2,113	1,861
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[1]	4,990	4,226
Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 7/25/2032[1]	3,000	2,533
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 7/25/2032[1]	2,536	2,165
Freddie Mac, Series K151, Class A2, Multi Family, 3.80% 12/25/2032[1]	16,000	15,260
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[1]	10,000	9,495
Intermediate Bond Fund of America — Page 6 of 40

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 3/25/2053[1]	USD52	$44
Freddie Mac, Series 3171, Class MO, principal only, 0% 6/15/2036[1]	403	360
Freddie Mac, Series 3213, Class OG, principal only, 0% 9/15/2036[1]	254	226
Freddie Mac, Series 3292, Class BO, principal only, 0% 3/15/2037[1]	82	70
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	6,121	5,763
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	5,687	4,975
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	1,147	1,045
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	6,330	5,922
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	6,229	5,860
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	6,114	5,440
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]	6,035	5,559
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[1]	3,129	2,833
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	21,141	20,177
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	7,749	7,002
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]	8,168	7,357
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	3,215	3,061
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	2,784	2,514
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	2,362	2,134
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[1]	673	641
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	4,484	4,189
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	1,046	1,004
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	13,826	13,267
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[1]	32,640	30,222
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	19,378	17,917
FREMF Mortgage Trust, Series K-142, Class A2, 2.40% 3/25/2032[1]	14,000	11,957
Government National Mortgage Assn. 4.00% 12/1/2052[1,4]	271,491	259,221
Government National Mortgage Assn. 4.50% 12/1/2052[1,4]	228,535	223,902
Government National Mortgage Assn. 5.00% 12/1/2052[1,4]	100,000	99,938
Government National Mortgage Assn. 2.00% 1/1/2053[1,4]	59,922	51,065
Government National Mortgage Assn. 2.50% 1/1/2053[1,4]	28,447	25,036
Government National Mortgage Assn. 3.00% 1/1/2053[1,4]	92,739	83,866
Government National Mortgage Assn. 3.50% 1/1/2053[1,4]	34,124	31,708
Government National Mortgage Assn. 5.50% 1/1/2053[1,4]	189,955	192,149
Government National Mortgage Assn. Pool #5306 4.50% 2/20/2042[1]	7	7
Government National Mortgage Assn. Pool #MA4511 4.00% 6/20/2047[1]	24,916	24,163
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[1]	3	3
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	6	6
Uniform Mortgage-Backed Security 2.50% 12/1/2037[1,4]	19,000	17,560
Uniform Mortgage-Backed Security 3.00% 12/1/2037[1,4]	1,421	1,337
Uniform Mortgage-Backed Security 4.00% 12/1/2037[1,4]	8,000	7,823
Uniform Mortgage-Backed Security 2.00% 1/1/2038[1,4]	9,550	8,606
Uniform Mortgage-Backed Security 2.50% 11/1/2052[1,4]	—[2]	—[2]
Uniform Mortgage-Backed Security 2.00% 12/1/2052[1,4]	70,068	57,744
Uniform Mortgage-Backed Security 2.50% 12/1/2052[1,4]	5,000	4,279
Uniform Mortgage-Backed Security 3.00% 12/1/2052[1,4]	61,863	54,774
Uniform Mortgage-Backed Security 3.50% 12/1/2052[1,4]	43,367	39,708
Uniform Mortgage-Backed Security 4.00% 12/1/2052[1,4]	130,188	123,145
Uniform Mortgage-Backed Security 4.50% 12/1/2052[1,4]	63,874	62,187
Uniform Mortgage-Backed Security 5.00% 12/1/2052[1,4]	196,753	195,831
Uniform Mortgage-Backed Security 5.50% 12/1/2052[1,4]	192,997	195,248
Uniform Mortgage-Backed Security 6.00% 12/1/2052[1,4]	25,000	25,568
Uniform Mortgage-Backed Security 6.50% 12/1/2052[1,4]	65,950	67,897
Uniform Mortgage-Backed Security 2.00% 1/1/2053[1,4]	110,200	90,906
Uniform Mortgage-Backed Security 4.00% 1/1/2053[1,4]	24,400	23,089
Intermediate Bond Fund of America — Page 7 of 40

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 4.50% 1/1/2053[1,4]	USD776	$756
Uniform Mortgage-Backed Security 5.00% 1/1/2053[1,4]	81,300	80,906
Uniform Mortgage-Backed Security 5.50% 1/1/2053[1,4]	630,300	637,308
Uniform Mortgage-Backed Security 6.00% 1/1/2053[1,4]	81,795	83,578
Uniform Mortgage-Backed Security 6.50% 1/1/2053[1,4]	92,165	94,742
		5,761,960
Collateralized mortgage-backed obligations (privately originated) 3.96%
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, 3.50% 8/27/2046[1,3,5]	442	389
Argent Securities, Inc., Series 2005-W2, Class M1, 4.751% 10/25/2035[1,3]	1,789	1,731
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,3,5]	13,332	10,590
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[1,3,5]	4,967	4,587
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[1,5]	1,725	1,574
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,5,6]	14,626	13,284
Bear Stearns Alt-A Trust, Series 2004-12, Class 1M1, (1-month USD-LIBOR + 0.93%) 4.974% 1/25/2035[1,3]	2,027	1,984
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 5.644% 7/25/2029[1,3,5]	648	648
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[1,3,5]	17,905	15,956
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,3,5]	11,958	10,839
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,3,5]	5,391	5,092
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,5]	9,386	8,395
BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 3.626% 9/25/2061 (4.626% on 2/25/2026)[1,5,6]	2,655	2,413
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/25/2026)[1,5,6]	1,301	1,240
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026)[1,5,6]	17,373	16,982
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,5,6]	16,326	14,546
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185% 7/25/2049[1,3,5]	1,258	1,168
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 12/26/2030[1,3,5]	10,776	10,444
Cascade Funding Mortgage Trust, Series 2020-HB4, Class M3, 2.72% 12/26/2030[1,3,5]	500	462
Cascade Funding Mortgage Trust, Series 2021-HB5, Class A, 0.801% 2/25/2031[1,3,5]	5,940	5,724
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,3,5]	20,512	19,265
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[1,3,5]	527	484
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[1,3,5]	69,325	65,614
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[1,3,5]	6,681	6,434
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054[1]	2,550	2,379
Chase Mortgage Finance Corp., Series 2019-ATR2, Class A3, 3.50% 7/25/2049[1,3,5]	276	248
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[1,3,5]	4,356	4,259
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,3,5]	43,509	40,979
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,3,5]	2,006	1,842
Citigroup Mortgage Loan Trust, Series 2018-RP1, Class M1, 3.00% 9/25/2064[1,3,5]	10,000	8,908
COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853% 3/25/2065[1,5]	179	175
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,3,5]	1,975	1,622
Connecticut Avenue Securities Trust, Series 2014-C04, Class 1M2, (1-month USD-LIBOR + 4.90%) 8.916% 11/25/2024[1,3]	1,096	1,126
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 4.271% 10/25/2041[1,3,5]	1,617	1,602
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, (30-day Average USD-SOFR + 0.85%) 4.371% 12/25/2041[1,3,5]	1,960	1,922
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,5]	4,096	3,665
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 4.00% 8/1/2057[1,3,5]	5,042	4,561
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058[1,3,5]	1,688	1,607
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060[1,3,5]	12,486	10,702
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 9.982% 8/25/2067[1,3,5]	13,923	13,562
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[1]	71	70
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[1]	76	77
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033[1]	107	100
Intermediate Bond Fund of America — Page 8 of 40

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 12/25/2033[1]	USD111	$108
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,5]	10,644	11,314
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,5]	14,359	14,945
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[1,5]	2,083	2,127
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[1,5]	2,348	2,307
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[1,3,5]	5,593	4,551
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[1,3,5]	23,928	19,441
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 11/25/2051[1,3,5]	17,547	14,796
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN4, Class M3, (1-month USD-LIBOR + 4.55%) 8.566% 10/25/2024[1,3]	50	51
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 8.716% 4/25/2028[1,3]	1,825	1,883
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (1-month USD-LIBOR + 5.55%) 9.566% 7/25/2028[1,3]	12,468	12,991
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, (1-month USD-LIBOR + 4.65%) 8.666% 10/25/2028[1,3]	676	694
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M1, (30-day Average USD-SOFR + 0.80%) 4.321% 8/25/2033[1,3,5]	154	153
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA3, Class M1, (1-month USD-SOFR + 0.75%) 4.271% 10/25/2033[1,3,5]	1,617	1,598
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 0.80% 10/25/2041[1,3,5]	5,884	5,781
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 4.821% 2/25/2042[1,3,5]	2,301	2,259
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 5.521% 4/25/2042[1,3,5]	806	796
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 5.721% 5/25/2042[1,3,5]	539	536
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.471% 6/25/2042[1,3,5]	2,253	2,274
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.671% 9/25/2042[1,3,5]	2,240	2,236
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 5.866% 2/25/2050[1,3,5]	1,445	1,435
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 6.321% 10/25/2050[1,3,5]	2,103	2,108
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,3,5]	31,038	26,228
GS Mortgage-Backed Securities Trust, Series 2020-PJ4, Class A2, 3.00% 1/25/2051[1,3,5]	2,067	1,764
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 10/25/2052[1,3,5]	54,685	44,086
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,5]	18,189	15,705
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[1,5]	21,566	20,207
Home Partners of America Trust, Series 2019-1, Class A, 2.908% 9/17/2039[1,5]	2,773	2,509
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 4.629% 1/25/2036[1,3]	5,491	5,393
Hundred Acre Wood Trust, Series 2021-INV1, Class A9, 2.50% 7/25/2051[1,3,5]	6,991	6,009
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[1,3,5]	3,378	2,745
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067[1,5,6]	26,327	26,377
JPMorgan Mortgage Trust, Series 2017-3, Class 1A3, 3.50% 8/25/2047[1,3,5]	2,923	2,624
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 9/25/2048[1,3,5]	797	703
JPMorgan Mortgage Trust, Series 2019-1, Class A3, 4.00% 5/25/2049[1,3,5]	67	63
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 11/25/2059[1,3,5]	12,929	12,689
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2/25/2060[1,3,5]	9,475	9,284
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,5,6]	21,837	20,315
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[1,3,5]	12,334	11,143
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,5,6]	14,410	12,872
Intermediate Bond Fund of America — Page 9 of 40

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 4.894% 11/25/2055[1,3,5]	USD51,006	$49,296
MetLife Securitization Trust, Series 2018-1A, Class A, 3.75% 3/25/2057[1,3,5]	971	913
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 3/25/2065[1,3,5]	1,676	1,591
Mill City Mortgage Trust, Series 15-1, Class M3, 3.662% 6/25/2056[1,3,5]	1,448	1,395
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.50% 8/26/2058[1,3,5]	2,321	2,210
Mill City Mortgage Trust, Series 2019-GS1, Class A1, 2.75% 7/25/2059[1,3,5]	329	307
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[1,3,5]	1,587	1,494
Mill City Mortgage Trust, Series 2017-3, Class A1, 2.75% 1/25/2061[1,3,5]	52	50
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062[1,3,5]	283	273
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[1,3,5]	6,830	6,434
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 3/25/2056[1,3,5]	758	699
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 12/25/2057[1,3,5]	1,470	1,387
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 12/25/2057[1,3,5]	47	45
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[1,3,5]	1,987	1,887
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057[1,3,5]	1,867	1,794
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059[1,3,5]	2,932	2,725
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[1,3,5]	4,460	4,072
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 4.794% 5/25/2055[1,3,5]	68,234	66,900
NewRez Warehouse Securitization Trust, Series 2021-1, Class B, (1-month USD-LIBOR + 0.90%) 4.944% 5/25/2055[1,3,5]	1,700	1,659
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[1,3,5]	16,187	13,171
Onslow Bay Financial Mortgage Loan Trust, Series 2020-EXP1, Class 2A1B, 4.794% 2/25/2060[1,3,5]	5,186	4,809
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM7, Class A1, 5.11% 8/25/2062 (6.11% on 9/1/2026)[1,5,6]	8,289	8,058
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,3,5]	23,065	19,140
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 9/17/2036[1,5]	3,564	3,371
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 6/18/2037[1,5]	3,920	3,597
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,5]	1,617	1,464
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,3,5]	16,495	15,693
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 10/25/2063[1,3,5]	1,080	999
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,3,5]	3,750	3,630
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.474% 8/25/2055[1,3,5]	5,800	5,047
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056[1,3,5]	4,905	4,576
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[1,3,5]	918	902
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 10/25/2056[1,3,5]	146	143
Towd Point Mortgage Trust, Series 2017-5, Class A1, 4.616% 2/25/2057[1,3,5]	908	893
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75% 4/25/2057[1,3,5]	169	167
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057[1,3,5]	7,350	6,962
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[1,3,5]	1,148	1,090
Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 6/25/2057[1,3,5]	5,575	4,854
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,3,5]	1,207	1,176
Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.00% 7/25/2057[1,3,5]	5,709	5,349
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,3,5]	5,088	4,859
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057[1,3,5]	7,835	7,081
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[1,3,5]	103	99
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[1,3,5]	7,411	7,077
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058[1,3,5]	5,243	4,883
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058[1,3,5]	2,975	2,807
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 5/25/2058[1,3,5]	5,935	4,739
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD-LIBOR + 1.00%) 5.044% 5/25/2058[1,3,5]	3,670	3,620
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 6/25/2058[1,3,5]	8,942	8,173
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,3,5]	1,780	1,704
Intermediate Bond Fund of America — Page 10 of 40

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25% 7/25/2058[1,3,5]	USD1,397	$1,297
Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 12/25/2058[1,3,5]	5,000	4,248
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059[1,3,5]	4,785	3,997
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,5]	10,237	9,062
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.482% 11/17/2039[1,5]	6,654	5,531
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,5]	22,756	19,852
Verus Securitization Trust, Series 2020-2, Class A1, 2.226% 5/25/2060[1,3,5]	608	584
		984,186
Commercial mortgage-backed securities 3.59%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.289% 11/15/2055[1,3]	3,412	3,432
AMSR Trust, Series 2019-SFR1, Class A, 2.774% 1/19/2039[1,5]	3,500	3,150
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class A5, 2.756% 5/15/2053[1,5]	1,500	1,274
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[1]	3,750	3,545
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class A5, 5.746% 10/15/2032[1,3]	6,000	6,341
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055[1]	2,476	2,361
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[1]	2,157	1,810
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class A4, 3.394% 3/15/2064[1,3]	10,201	9,002
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[1,5]	10,896	10,087
Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class A5, 4.441% 9/15/2055[1]	9,497	9,052
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[1]	3,500	3,246
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[1]	2,500	2,359
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[1]	2,202	1,830
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 5/15/2053[1]	2,200	2,082
Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 1/15/2055[1]	1,000	851
Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.458% 3/15/2055[1]	3,000	2,671
Benchmark Mortgage Trust, Series 2022-B35, Class A5, 4.445% 5/15/2055[1,3]	17,838	17,139
Benchmark Mortgage Trust, Series 2022-B36, Class A5, 4.47% 7/15/2055[1,3]	4,895	4,690
Benchmark Mortgage Trust, Series 2022-B37, Class A5, 5.943% 11/15/2055[1,3]	4,522	4,810
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[1]	1,650	1,446
BMO Mortgage Trust, Series 2022-C1, Class A5, 3.374% 2/15/2055[1]	833	727
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 5.564% 5/15/2039[1,3,5]	17,453	16,938
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 5.692% 4/15/2037[1,3,5]	33,026	32,214
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 5.909% 6/15/2027[1,3,5]	27,203	26,975
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 4.462% 9/15/2034[1,3,5]	41,644	39,753
BX Trust, Series 2018-GW, Class A, (1-month USD-LIBOR + 0.80%) 4.675% 5/15/2035[1,3,5]	1,684	1,633
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 4.575% 9/15/2036[1,3,5]	52,563	50,390
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 4.825% 9/15/2036[1,3,5]	5,089	4,767
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 4.774% 10/15/2036[1,3,5]	48,790	45,898
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.285% 4/15/2037[1,3,5]	14,828	14,436
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 4.545% 6/15/2038[1,3,5]	30,773	29,508
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 4.745% 6/15/2038[1,3,5]	6,077	5,783
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 4.975% 6/15/2038[1,3,5]	3,049	2,880
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 4.725% 11/15/2038[1,3,5]	14,011	13,459
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.784% 2/15/2039[1,3,5]	10,000	9,575
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.245% 8/15/2039[1,3,5]	9,588	9,517
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[1,5]	8,755	7,858
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[1]	8,609	8,000
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, 4.285% 9/10/2045[1,5]	138	135
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 5/10/2047[1,3]	1,500	1,405
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 7/10/2047[1]	1,600	1,544
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 8/15/2050[1]	8,626	7,860
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 10/12/2050[1]	5,000	4,619
Intermediate Bond Fund of America — Page 11 of 40

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[1]	USD12,113	$11,514
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 10/15/2045[1,5]	1,000	905
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 3/10/2046[1,5]	2,250	2,230
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.21% 3/10/2046[1,3,5]	3,740	3,650
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 4/10/2047[1]	1,921	1,871
Commercial Mortgage Trust, Series 2014-CR18, Class A5, 3.828% 7/15/2047[1]	2,500	2,418
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 10/10/2047[1,3]	3,000	2,853
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 11/10/2047[1]	1,821	1,754
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[1]	5,975	5,440
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 7/10/2050[1]	3,609	3,473
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.276% 8/10/2050[1,3]	1,000	978
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 9/10/2050[1]	851	782
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.71% 11/18/2048[1,3]	138	124
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050[1]	2,375	2,193
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 9/15/2052[1]	3,000	2,583
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[1]	2,760	2,617
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[1]	150	137
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 5/25/2065[1,3,5]	584	565
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 4.955% 7/15/2038[1,3,5]	17,540	16,900
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 5.256% 7/15/2038[1,3,5]	2,806	2,671
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[1,5]	11,935	9,238
GS Mortgage Securities Trust, Series 2022-SHIP, Class A, (1-month USD CME Term SOFR + 0.731%) 4.525% 8/15/2024[1,3,5]	9,715	9,527
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 4.795% 7/15/2025[1,3,5]	13,173	12,761
GS Mortgage Securities Trust, Series 2013-GC10, Class B, 3.682% 2/10/2046[1,5]	3,220	3,213
GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135% 6/10/2046[1]	3,000	2,963
GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777% 6/10/2046[1,3]	2,100	2,065
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 11/10/2049[1]	2,581	2,380
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[1]	1,809	1,497
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 5.023% 5/17/2038[1,3,5]	29,000	28,051
Hilton USA Trust, Series 2016-HHV, Class A, 3.719% 11/5/2038[1,5]	795	726
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class B, 4.927% 11/15/2045[1,3]	5,000	4,893
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 4/15/2047[1]	5,687	5,541
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048[1]	5,333	4,895
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,5]	14,140	12,184
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[1,5]	1,735	1,425
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[1,5]	16,514	13,602
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 12/15/2047[1,3]	2,000	1,947
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.353% 12/15/2047[1,3]	1,750	1,660
La Quinta Mortgage Trust, Series 2022-LAQ, Class A, (1-month USD CME Term SOFR + 1.724%) 5.535% 3/15/2039[1,3,5]	6,704	6,534
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 4.925% 10/15/2038[1,3,5]	10,977	10,430
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[1,5]	19,418	16,723
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 4.676% 4/15/2026[1,3,5]	18,624	18,000
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 5/15/2046[1]	2,000	1,979
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 5/15/2046[1,3]	3,032	2,965
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.345% 8/15/2046[1,3]	8,085	7,964
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4, 4.259% 10/15/2046[1,3]	12,000	11,839
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 11/15/2046[1]	4,000	3,910
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 4.051% 4/15/2047[1]	750	734
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 6/15/2047[1]	753	733
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[1]	3,000	2,899
Intermediate Bond Fund of America — Page 12 of 40

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 12/15/2047[1]	USD1,500	$1,425
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 12/15/2047[1,3]	2,910	2,699
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A4, 3.338% 3/15/2048[1]	14,000	13,237
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]	400	367
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.748% 3/15/2049[1,3]	138	118
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[1,5]	10,935	10,503
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[1,5]	1,164	1,096
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[1,5]	1,408	1,139
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 4.452% 7/15/2036[1,3,5]	14,480	13,866
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 4.606% 11/15/2038[1,3,5]	37,502	35,897
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.794% 1/15/2039[1,3,5]	32,592	31,324
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 12/15/2047[1]	800	761
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 5/15/2048[1]	3,000	2,861
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.219% 5/15/2048[1,3]	138	123
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 11/15/2048[1]	4,000	3,792
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[1]	15,455	14,274
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 8/15/2050[1]	4,000	3,874
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 8/15/2051[1]	11,000	10,384
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057[1,5]	1,000	825
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.647% 9/17/2057[1,3]	2,250	2,106
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.708% 9/15/2058[1,3]	1,690	1,560
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059[1]	1,000	937
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 11/15/2059[1]	5,000	4,552
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 5/15/2045[1]	1,250	1,222
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 5.148% 9/15/2046[1,3]	3,250	3,091
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 3/15/2047[1,3]	4,900	4,673
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 11/15/2047[1]	1,500	1,437
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 3/15/2048[1,3]	2,750	2,722
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 9/15/2057[1]	8,282	7,957
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.289% 11/15/2027[1,3,5]	19,755	19,714
		894,524
Total mortgage-backed obligations		7,640,670
U.S. Treasury bonds & notes 28.68% U.S. Treasury 15.19%
U.S. Treasury 7.125% 2/15/2023[7]	15,000	15,090
U.S. Treasury 1.50% 2/28/2023	13,900	13,800
U.S. Treasury 0.125% 4/30/2023	12,000	11,782
U.S. Treasury 0.125% 6/30/2023	17,200	16,754
U.S. Treasury 0.125% 8/31/2023	100,000	96,664
U.S. Treasury 1.375% 9/30/2023	13,750	13,376
U.S. Treasury 0.375% 10/31/2023	9,000	8,651
U.S. Treasury 0.50% 11/30/2023	143,951	138,047
U.S. Treasury 0.125% 12/15/2023	69,867	66,633
U.S. Treasury 2.25% 12/31/2023	4,855	4,729
U.S. Treasury 0.875% 1/31/2024	14,500	13,884
U.S. Treasury 0.25% 3/15/2024	300,000	283,709
U.S. Treasury 2.25% 3/31/2024	9,341	9,057
U.S. Treasury 0.375% 4/15/2024	100,000	94,422
U.S. Treasury 0.375% 7/15/2024	60,000	56,170
U.S. Treasury 3.00% 7/31/2024	33,000	32,228
Intermediate Bond Fund of America — Page 13 of 40

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.25% 8/31/2024	USD355,069	$347,995
U.S. Treasury 1.50% 9/30/2024	15,000	14,236
U.S. Treasury 2.125% 9/30/2024	25,250	24,251
U.S. Treasury 4.25% 9/30/2024	8,916	8,892
U.S. Treasury 0.625% 10/15/2024	42,560	39,714
U.S. Treasury 1.50% 10/31/2024	175,000	165,900
U.S. Treasury 4.50% 11/30/2024	26,639	26,727
U.S. Treasury 1.125% 1/15/2025	29,035	27,175
U.S. Treasury 1.50% 2/15/2025	50,593	47,636
U.S. Treasury 2.625% 4/15/2025	11,357	10,947
U.S. Treasury 2.875% 6/15/2025	29,794	28,888
U.S. Treasury 3.00% 7/15/2025	1,800	1,749
U.S. Treasury 3.125% 8/15/2025	37,400	36,449
U.S. Treasury 3.50% 9/15/2025	22,938	22,582
U.S. Treasury 4.25% 10/15/2025	53,431	53,650
U.S. Treasury 4.50% 11/15/2025	242,410	245,221
U.S. Treasury 0.375% 1/31/2026	3,750	3,346
U.S. Treasury 0.50% 2/28/2026	12,700	11,347
U.S. Treasury 0.75% 3/31/2026	95,000	85,496
U.S. Treasury 0.75% 5/31/2026	5,222	4,673
U.S. Treasury 0.875% 6/30/2026	13,662	12,257
U.S. Treasury 0.625% 7/31/2026	8,708	7,722
U.S. Treasury 0.75% 8/31/2026	14,981	13,319
U.S. Treasury 0.875% 9/30/2026	12,691	11,315
U.S. Treasury 1.50% 1/31/2027	19,000	17,258
U.S. Treasury 0.625% 3/31/2027	72,500	63,188
U.S. Treasury 2.50% 3/31/2027	18,694	17,672
U.S. Treasury 3.25% 6/30/2027	35,357	34,473
U.S. Treasury 2.75% 7/31/2027	189,000	180,286
U.S. Treasury 0.50% 8/31/2027	11,000	9,418
U.S. Treasury 3.125% 8/31/2027	3,500	3,397
U.S. Treasury 4.125% 9/30/2027[7]	517,942	524,781
U.S. Treasury 4.125% 10/31/2027	36,509	37,011
U.S. Treasury 3.875% 11/30/2027	231,755	232,801
U.S. Treasury 0.75% 1/31/2028	1,261	1,081
U.S. Treasury 1.25% 3/31/2028	2,800	2,458
U.S. Treasury 1.25% 5/31/2028	4,300	3,761
U.S. Treasury 1.25% 6/30/2028	16,000	13,966
U.S. Treasury 1.00% 7/31/2028	—[2]	—[2]
U.S. Treasury 1.125% 8/31/2028	18,000	15,542
U.S. Treasury 1.50% 11/30/2028	12,210	10,725
U.S. Treasury 1.375% 12/31/2028	5,000	4,361
U.S. Treasury 1.75% 1/31/2029	15,000	13,340
U.S. Treasury 3.875% 9/30/2029	25,972	26,188
U.S. Treasury 3.875% 11/30/2029	76,272	77,013
U.S. Treasury 0.625% 5/15/2030	23,000	18,515
U.S. Treasury 1.625% 5/15/2031	35,940	30,786
U.S. Treasury 1.25% 8/15/2031	13,370	11,030
U.S. Treasury 1.875% 2/15/2032	10,000	8,628
U.S. Treasury 2.875% 5/15/2032	41,343	38,806
U.S. Treasury 2.75% 8/15/2032	1,500	1,391
U.S. Treasury 4.125% 11/15/2032	166,759	173,489
U.S. Treasury 4.25% 5/15/2039	14,330	15,139
U.S. Treasury 1.375% 11/15/2040	1,970	1,310
Intermediate Bond Fund of America — Page 14 of 40

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.875% 2/15/2041	USD1,455	$1,055
U.S. Treasury 2.25% 5/15/2041	355	273
U.S. Treasury 3.375% 8/15/2042	4,432	4,063
U.S. Treasury 2.50% 2/15/2046	19,500	14,980
U.S. Treasury 2.50% 5/15/2046[7]	37,000	28,368
U.S. Treasury 2.875% 11/15/2046[7]	13,500	11,126
U.S. Treasury 1.875% 2/15/2051	1,156	764
U.S. Treasury 2.375% 5/15/2051	2,056	1,533
U.S. Treasury 3.00% 8/15/2052	1,973	1,693
U.S. Treasury 4.00% 11/15/2052	622	648
		3,778,800
U.S. Treasury inflation-protected securities 13.49%
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2023[8]	281,295	280,964
U.S. Treasury Inflation-Protected Security 0.625% 4/15/2023[8]	710,147	704,648
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2023[8]	282,933	279,937
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2024[8]	141,106	138,514
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[8]	137,729	134,447
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[8]	286,098	278,025
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[8]	449,910	435,740
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[8]	114,904	111,042
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[8]	124,437	119,487
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[8]	226,225	214,911
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[8]	45,694	43,154
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[8]	267,863	271,714
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[7,8]	193,817	175,901
U.S. Treasury Inflation-Protected Security 0.625% 7/15/2032[8]	19,714	18,581
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[8]	1,477	1,604
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[7,8]	172,238	148,463
		3,357,132
Total U.S. Treasury bonds & notes		7,135,932
Corporate bonds, notes & loans 19.20% Financials 6.27%
AerCap Ireland Capital DAC 1.65% 10/29/2024	1,250	1,151
AerCap Ireland Capital DAC 2.45% 10/29/2026	33,108	29,128
AerCap Ireland Capital DAC 3.00% 10/29/2028	15,592	13,185
AerCap Ireland Capital DAC 3.30% 1/30/2032	3,166	2,525
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 10/29/2023	1,800	1,720
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[5,6]	15,650	15,881
Allstate Corp. 0.75% 12/15/2025	6,899	6,106
American Express Co. 1.65% 11/4/2026	18,400	16,366
American Express Co. 2.55% 3/4/2027	875	796
American Express Co. 5.85% 11/5/2027	8,575	8,908
American Express Co. 4.05% 5/3/2029	10,000	9,554
Aon Corp. 2.85% 5/28/2027	10,775	9,904
Australia & New Zealand Banking Group, Ltd. 5.088% 12/8/2025	25,636	25,862
Banco Santander, SA 5.147% 8/18/2025	6,600	6,563
Bank of America Corp. 3.55% 3/5/2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[6]	2,549	2,536
Bank of America Corp. 1.843% 2/4/2025 (USD-SOFR + 0.67% on 2/4/2024)[6]	14,450	13,804
Bank of America Corp. 0.976% 4/22/2025 (USD-SOFR + 0.69% on 4/22/2024)[6]	845	790
Bank of America Corp. 2.456% 10/22/2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[6]	13,274	12,498
Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[6]	38,750	35,603
Intermediate Bond Fund of America — Page 15 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[6]	USD1,900	$1,715
Bank of America Corp. 4.827% 7/22/2026 (USD-SOFR + 1.75% on 7/22/2025)[6]	10,700	10,565
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[6]	13,975	12,254
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[6]	20,775	18,599
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[6]	9,000	8,647
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[6]	650	638
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[6]	600	507
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[6]	4,207	3,263
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[6]	7,299	7,052
Bank of America Corp. 2.676% 6/19/2041 (USD-SOFR + 1.93% on 6/19/2040)[6]	5,000	3,494
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[5,6]	10,800	10,589
Bank of New York Mellon Corp. 1.60% 4/24/2025	28,000	26,020
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[3]	600	623
Bank of Nova Scotia 1.45% 1/10/2025	17,000	15,841
Bank of Nova Scotia 1.35% 6/24/2026	15,000	13,347
Berkshire Hathaway, Inc. 2.30% 3/15/2027	850	792
Berkshire Hathaway, Inc. 2.875% 3/15/2032	462	408
BNP Paribas SA 1.323% 1/13/2027 (USD-SOFR + 1.004% on 1/13/2026)[5,6]	7,410	6,440
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[5,6]	5,976	5,228
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[5,6]	5,325	4,325
BNP Paribas SA 3.052% 1/13/2031 (USD-SOFR + 1.507% on 1/13/2030)[5,6]	2,278	1,891
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[5,6]	600	474
Capital One Financial Corp. 4.927% 5/10/2028 (USD-SOFR + 2.057% on 5/10/2027)[6]	12,000	11,523
Charles Schwab Corp. 1.15% 5/13/2026	1,675	1,492
Charles Schwab Corp. 2.45% 3/3/2027	875	804
Citigroup, Inc. 1.281% 11/3/2025 (USD-SOFR + 0.528% on 11/3/2024)[6]	616	565
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[6]	15,975	14,837
Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026)[6]	700	610
Citigroup, Inc. 4.658% 5/24/2028 (USD-SOFR + 1.887% on 5/24/2027)[6]	10,895	10,613
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[6]	4,979	4,086
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[6]	1,511	1,440
Corebridge Financial, Inc. 3.50% 4/4/2025[5]	8,458	8,105
Corebridge Financial, Inc. 3.65% 4/5/2027[5]	32,226	30,183
Corebridge Financial, Inc. 3.85% 4/5/2029[5]	454	414
Corebridge Financial, Inc. 3.90% 4/5/2032[5]	281	248
Crédit Agricole SA 4.375% 3/17/2025[5]	3,025	2,913
Credit Suisse Group AG 3.80% 6/9/2023	10,000	9,576
Credit Suisse Group AG 2.997% 12/14/2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[5,6]	21,863	21,645
Credit Suisse Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[5,6]	5,290	3,609
Danske Bank AS 3.875% 9/12/2023[5]	15,000	14,784
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[6]	928	776
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[6]	5,000	4,200
DNB Bank ASA 1.127% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 9/16/2025)[5,6]	6,500	5,719
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[3,5]	15,850	15,851
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[5,6]	12,150	10,604
Goldman Sachs Group, Inc. 0.657% 9/10/2024 (USD-SOFR + 0.505% on 9/10/2023)[6]	1,205	1,155
Goldman Sachs Group, Inc. 5.70% 11/1/2024	19,175	19,414
Goldman Sachs Group, Inc. 1.757% 1/24/2025 (USD-SOFR + 0.73% on 1/24/2024)[6]	11,700	11,155
Goldman Sachs Group, Inc. 3.50% 4/1/2025	1,433	1,387
Goldman Sachs Group, Inc. 1.093% 12/9/2026 (USD-SOFR + 0.789% on 12/9/2025)[6]	15,500	13,661
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[6]	20,000	17,595
Intermediate Bond Fund of America — Page 16 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[6]	USD6,657	$5,831
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[6]	9,667	8,631
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[6]	575	535
Goldman Sachs Group, Inc. 2.60% 2/7/2030	1,000	838
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[6]	4,466	3,613
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[6]	2,088	1,736
Groupe BPCE SA 5.15% 7/21/2024[5]	7,545	7,402
Groupe BPCE SA 1.625% 1/14/2025[5]	12,000	11,151
Groupe BPCE SA 1.00% 1/20/2026[5]	24,000	21,090
Groupe BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[5,6]	17,025	14,992
Groupe BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[5,6]	250	214
Groupe BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[5,6]	1,267	946
Guardian Life Global Funding 2.90% 5/6/2024[5]	21,285	20,682
Guardian Life Global Funding 0.875% 12/10/2025[5]	14,800	13,103
Guardian Life Global Funding 1.25% 11/19/2027[5]	925	780
HSBC Holdings PLC 0.732% 8/17/2024 (USD-SOFR + 0.534% on 8/17/2023)[6]	1,285	1,230
HSBC Holdings PLC 2.633% 11/7/2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[6]	12,550	11,672
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[6]	12,300	11,723
HSBC Holdings PLC 1.589% 5/24/2027 (3-month USD-LIBOR + 1.29% on 5/24/2026)[6]	4,800	4,115
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[6]	525	425
HSBC Holdings PLC 2.357% 8/18/2031 (USD-SOFR + 1.947% on 8/18/2030)[6]	5,774	4,413
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[6]	1,042	810
Intercontinental Exchange, Inc. 4.00% 9/15/2027	775	759
Intercontinental Exchange, Inc. 4.35% 6/15/2029	615	605
Intesa Sanpaolo SpA 3.25% 9/23/2024[5]	15,000	14,125
Intesa Sanpaolo SpA 3.875% 7/14/2027[5]	6,179	5,542
JPMorgan Chase & Co. 1.514% 6/1/2024 (USD-SOFR + 1.455% on 6/1/2023)[6]	16,150	15,848
JPMorgan Chase & Co. 0.563% 2/16/2025 (USD-SOFR + 0.375% on 2/16/2024)[6]	1,461	1,371
JPMorgan Chase & Co. 0.824% 6/1/2025 (USD-SOFR + 0.54% on 6/1/2024)[6]	975	907
JPMorgan Chase & Co. 0.768% 8/9/2025 (USD-SOFR + 0.49% on 8/9/2024)[6]	1,900	1,754
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[6]	41,750	39,426
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[6]	2,000	1,848
JPMorgan Chase & Co. 2.595% 2/24/2026 (USD-SOFR + 0.915% on 2/24/2025)[6]	12,000	11,325
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[6]	22,929	21,316
JPMorgan Chase & Co. 2.083% 4/22/2026 (USD-SOFR + 1.85% on 4/22/2025)[6]	10,000	9,295
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[6]	41,100	40,078
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[6]	1,000	872
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[6]	15,363	13,572
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[6]	675	615
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[6]	20,612	19,770
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[6]	435	426
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028)[6]	295	248
JPMorgan Chase & Co. 1.764% 11/19/2031 (USD-SOFR + 1.05% on 11/19/2030)[6]	775	598
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[6]	351	281
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[6]	842	695
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[6]	110	106
Lloyds Banking Group PLC 3.87% 7/9/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[6]	8,800	8,475
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[6]	31,110	26,821
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031	160	130
Metropolitan Life Global Funding I 1.95% 1/13/2023[5]	5,000	4,984
Metropolitan Life Global Funding I 0.40% 1/7/2024[5]	950	904
Metropolitan Life Global Funding I 0.70% 9/27/2024[5]	934	863
Intermediate Bond Fund of America — Page 17 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Metropolitan Life Global Funding I 0.95% 7/2/2025[5]	USD31,676	$28,659
Metropolitan Life Global Funding I 3.45% 12/18/2026[5]	1,650	1,550
Metropolitan Life Global Funding I 1.875% 1/11/2027[5]	12,650	11,234
Metropolitan Life Global Funding I 4.40% 6/30/2027[5]	9,400	9,192
Morgan Stanley 0.529% 1/25/2024 (USD-SOFR + 0.455% on 1/25/2023)[6]	22,838	22,619
Morgan Stanley 3.737% 4/24/2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[6]	6,479	6,435
Morgan Stanley 0.79% 5/30/2025 (USD-SOFR + 0.525% on 5/30/2024)[6]	16,965	15,725
Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[6]	3,354	3,201
Morgan Stanley 1.164% 10/21/2025 (USD-SOFR + 0.56% on 10/21/2024)[6]	13,295	12,168
Morgan Stanley 3.875% 1/27/2026	7,200	6,980
Morgan Stanley 2.63% 2/18/2026 (USD-SOFR + 0.94% on 2/18/2025)[6]	1,000	941
Morgan Stanley 2.188% 4/28/2026 (USD-SOFR + 1.99% on 4/28/2025)[6]	46,815	43,566
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[6]	16,145	15,967
Morgan Stanley 3.125% 7/27/2026	770	723
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[6]	22,481	19,726
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[6]	11,846	10,442
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[6]	21,270	18,519
Morgan Stanley 2.475% 1/21/2028 (USD-SOFR + 1.00% on 1/21/2027)[6]	11,515	10,238
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[6]	9,656	9,205
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027)[6]	8,000	8,291
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[6]	3,537	2,761
National Australia Bank, Ltd. 1.887% 1/12/2027[5]	12,000	10,729
NatWest Group PLC 1.642% 6/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 6/14/2026)[6]	20,000	17,131
New York Life Global Funding 2.875% 4/10/2024[5]	10,430	10,155
New York Life Global Funding 0.90% 10/29/2024[5]	1,000	926
New York Life Global Funding 2.00% 1/22/2025[5]	24,000	22,599
New York Life Global Funding 0.95% 6/24/2025[5]	3,368	3,051
New York Life Global Funding 0.85% 1/15/2026[5]	20,870	18,604
Nordea Bank AB 3.60% 6/6/2025[5]	20,000	19,392
Northwestern Mutual Global Funding 0.60% 3/25/2024[5]	1,350	1,274
Northwestern Mutual Global Funding 0.80% 1/14/2026[5]	16,413	14,569
Northwestern Mutual Global Funding 1.75% 1/11/2027[5]	650	577
PNC Bank 3.30% 10/30/2024	1,110	1,080
PNC Financial Services Group, Inc. 5.671% 10/28/2025 (USD-SOFR + 1.09% on 10/28/2024)[6]	15,740	15,875
Progressive Corp. 2.50% 3/15/2027	852	784
Progressive Corp. 3.00% 3/15/2032	375	332
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[6]	135	140
Sumitomo Mitsui Banking Corp. 0.948% 1/12/2026	866	764
Sumitomo Mitsui Financial Group, Inc. 2.696% 7/16/2024	17,700	16,965
U.S. Bancorp 2.40% 7/30/2024	2,400	2,318
U.S. Bancorp 5.727% 10/21/2026 (USD-SOFR + 1.43% on 10/21/2025)[6]	20,750	21,206
U.S. Bancorp 2.215% 1/27/2028 (USD-SOFR + 0.73% on 1/27/2027)[6]	650	582
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[5,6]	960	941
Wells Fargo & Company 0.805% 5/19/2025 (USD-SOFR + 0.51% on 5/19/2024)[6]	642	599
Wells Fargo & Company 2.406% 10/30/2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[6]	55,000	51,859
Wells Fargo & Company 3.00% 4/22/2026	7,847	7,373
Wells Fargo & Company 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[6]	36,249	35,134
Wells Fargo & Company 2.188% 4/30/2026 (USD-SOFR + 2.00% on 4/30/2025)[6]	10,280	9,579
Wells Fargo & Company 3.196% 6/17/2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[6]	11,244	10,474
Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[6]	649	603
Intermediate Bond Fund of America — Page 18 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[6]	USD2,255	$1,931
Willis North America, Inc. 4.65% 6/15/2027	10,800	10,499
		1,560,234
Utilities 3.42%
AEP Transmission Co., LLC 3.10% 12/1/2026	7,000	6,582
Alabama Power Co. 3.75% 9/1/2027	5,000	4,829
Ameren Corp. 1.75% 3/15/2028	500	422
American Electric Power Company, Inc. 1.00% 11/1/2025	2,950	2,646
American Electric Power Company, Inc. 4.30% 12/1/2028	8,285	7,949
American Transmission Systems, Inc. 2.65% 1/15/2032[5]	5,125	4,193
Avangrid, Inc. 3.20% 4/15/2025	13,439	12,850
CenterPoint Energy, Inc. 1.45% 6/1/2026	1,250	1,115
CenterPoint Energy, Inc. 2.40% 9/1/2026	10,000	9,210
CenterPoint Energy, Inc. 2.65% 6/1/2031	5,460	4,517
Cleveland Electric Illuminating Co. 4.55% 11/15/2030[5]	7,150	6,781
CMS Energy Corp. 3.00% 5/15/2026	16,339	15,233
CMS Energy Corp. 3.45% 8/15/2027	17,501	16,240
Commonwealth Edison Co. 2.55% 6/15/2026	8,078	7,552
Connecticut Light and Power Co. 0.75% 12/1/2025	13,912	12,384
Consumers Energy Co. 3.80% 11/15/2028	8,225	7,828
Consumers Energy Co. 3.60% 8/15/2032	415	383
Dominion Resources, Inc. 3.375% 4/1/2030	4,792	4,250
Dominion Resources, Inc., junior subordinated, 3.071% 8/15/2024[6]	5,775	5,584
DTE Electric Co. 2.625% 3/1/2031	8,700	7,443
DTE Energy Company 2.85% 10/1/2026	10,000	9,270
DTE Energy Company 1.90% 4/1/2028	38,602	33,551
DTE Energy Company 3.00% 3/1/2032	1,050	914
Duke Energy Carolinas, LLC 3.05% 3/15/2023	2,000	1,991
Duke Energy Carolinas, LLC 2.95% 12/1/2026	1,000	953
Duke Energy Corp. 4.50% 8/15/2032	350	332
Duke Energy Florida, LLC 1.75% 6/15/2030	21,619	17,406
Duke Energy Ohio, Inc. 3.65% 2/1/2029	88	82
Duke Energy Progress, LLC 2.00% 8/15/2031	1,637	1,306
Edison International 3.55% 11/15/2024	2,980	2,870
Edison International 4.95% 4/15/2025	4,429	4,376
Edison International 4.125% 3/15/2028	1,469	1,359
Edison International 6.95% 11/15/2029	4,250	4,457
Emera US Finance, LP 0.833% 6/15/2024	550	510
Emera US Finance, LP 2.639% 6/15/2031	400	316
Enel Finance America, LLC 7.10% 10/14/2027[5]	750	780
Enel Finance International SA 1.875% 7/12/2028[5]	3,575	2,874
Entergy Corp. 0.90% 9/15/2025	6,025	5,375
Entergy Corp. 2.40% 10/1/2026	9,647	8,790
Entergy Corp. 3.12% 9/1/2027	5,000	4,643
Entergy Corp. 1.90% 6/15/2028	20,000	16,965
Entergy Corp. 2.40% 6/15/2031	425	339
Entergy Louisiana, LLC 0.95% 10/1/2024	1,200	1,116
Eversource Energy 1.40% 8/15/2026	39,525	34,853
FirstEnergy Corp. 2.05% 3/1/2025	16,935	15,654
FirstEnergy Corp. 1.60% 1/15/2026	27,793	24,620
FirstEnergy Corp. 3.50% 4/1/2028[5]	4,975	4,564
FirstEnergy Corp. 4.10% 5/15/2028[5]	7,800	7,366
FirstEnergy Corp. 2.25% 9/1/2030	1,500	1,195
Intermediate Bond Fund of America — Page 19 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
FirstEnergy Transmission, LLC 4.35% 1/15/2025[5]	USD3,340	$3,260
FirstEnergy Transmission, LLC 2.866% 9/15/2028[5]	29,900	26,128
Florida Power & Light Company 2.85% 4/1/2025	3,250	3,122
Florida Power & Light Company 2.45% 2/3/2032	500	420
Gulf Power Co. 3.30% 5/30/2027	528	498
Jersey Central Power & Light Co. 4.30% 1/15/2026[5]	19,979	19,326
MidAmerican Energy Holdings Co. 3.10% 5/1/2027	773	730
Monongahela Power Co. 3.55% 5/15/2027[5]	28,937	27,273
NextEra Energy Capital Holdings, Inc. 0.65% 3/1/2023	1,900	1,881
Niagara Mohawk Power Corp. 3.508% 10/1/2024[5]	3,100	2,979
Oncor Electric Delivery Company, LLC 2.75% 6/1/2024	2,550	2,470
Oncor Electric Delivery Company, LLC 0.55% 10/1/2025	24,275	21,588
Oncor Electric Delivery Company, LLC 2.75% 5/15/2030	2,313	2,024
Oncor Electric Delivery Company, LLC 4.55% 9/15/2032[5]	320	316
Pacific Gas and Electric Co. 3.25% 6/15/2023	13,737	13,557
Pacific Gas and Electric Co. 4.25% 8/1/2023	10,486	10,360
Pacific Gas and Electric Co. 1.70% 11/15/2023	31,617	30,327
Pacific Gas and Electric Co. 3.85% 11/15/2023	8,445	8,269
Pacific Gas and Electric Co. 3.75% 2/15/2024	12,747	12,513
Pacific Gas and Electric Co. 3.40% 8/15/2024	3,651	3,489
Pacific Gas and Electric Co. 3.50% 6/15/2025	10,456	9,884
Pacific Gas and Electric Co. 3.30% 3/15/2027	20,701	18,312
Pacific Gas and Electric Co. 2.10% 8/1/2027	21,481	18,291
Pacific Gas and Electric Co. 3.30% 12/1/2027	3,861	3,402
Pacific Gas and Electric Co. 3.00% 6/15/2028	1,850	1,595
Pacific Gas and Electric Co. 2.50% 2/1/2031	31,792	24,965
Pacific Gas and Electric Co. 3.25% 6/1/2031	8,795	7,245
Progress Energy, Inc. 7.00% 10/30/2031	840	922
Public Service Company of Colorado 3.70% 6/15/2028	2,794	2,651
Public Service Company of Colorado 1.875% 6/15/2031	7,000	5,617
Public Service Electric and Gas Co. 3.00% 5/15/2025	3,734	3,587
Public Service Electric and Gas Co. 0.95% 3/15/2026	5,000	4,456
Public Service Electric and Gas Co. 3.70% 5/1/2028	140	134
Public Service Electric and Gas Co. 3.10% 3/15/2032	925	819
Public Service Enterprise Group, Inc. 2.25% 9/15/2026	7,177	6,564
Southern California Edison Co. 0.975% 8/1/2024	11,194	10,474
Southern California Edison Co. 1.20% 2/1/2026	17,535	15,619
Southern California Edison Co. 4.70% 6/1/2027	27,672	27,335
Southern California Edison Co. 5.85% 11/1/2027	5,000	5,167
Southern California Edison Co. 3.65% 3/1/2028	1,234	1,155
Southern California Edison Co. 2.85% 8/1/2029	21,725	19,031
Southern California Edison Co. 2.25% 6/1/2030	7,148	5,957
Southern California Edison Co. 2.50% 6/1/2031	6,563	5,417
Southern California Edison Co. 2.75% 2/1/2032	8,000	6,715
Southern California Edison Co. 5.95% 11/1/2032	50	53
Southern California Gas Company 2.55% 2/1/2030	4,500	3,869
Southwestern Electric Power Co. 1.65% 3/15/2026	13,068	11,737
Virginia Electric and Power Co. 2.95% 11/15/2026	11,937	11,148
Virginia Electric and Power Co. 2.875% 7/15/2029	6,800	6,052
Virginia Electric and Power Co. 2.30% 11/15/2031	1,858	1,519
Virginia Electric and Power Co. 2.40% 3/30/2032	9,008	7,375
WEC Energy Group, Inc. 0.55% 9/15/2023	20,000	19,299
WEC Energy Group, Inc. 5.15% 10/1/2027	16,650	16,894
WEC Energy Group, Inc. 2.20% 12/15/2028	16,325	13,860
Intermediate Bond Fund of America — Page 20 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Wisconsin Electric Power Co. 1.70% 6/15/2028	USD1,800	$1,546
Wisconsin Power and Light Co. 1.95% 9/16/2031	100	80
Xcel Energy, Inc. 3.35% 12/1/2026	500	474
Xcel Energy, Inc. 1.75% 3/15/2027	6,818	6,027
Xcel Energy, Inc. 2.60% 12/1/2029	5,542	4,741
Xcel Energy, Inc. 2.35% 11/15/2031	4,662	3,757
		851,093
Health care 2.23%
AbbVie, Inc. 2.60% 11/21/2024	15,428	14,784
AbbVie, Inc. 3.80% 3/15/2025	22,690	22,214
AbbVie, Inc. 2.95% 11/21/2026	1,609	1,507
AbbVie, Inc. 3.20% 11/21/2029	4,575	4,181
AmerisourceBergen Corp. 0.737% 3/15/2023	690	682
AmerisourceBergen Corp. 2.70% 3/15/2031	500	414
Amgen, Inc. 3.00% 2/22/2029	16,721	15,138
Amgen, Inc. 4.05% 8/18/2029	47,912	45,709
Amgen, Inc. 2.00% 1/15/2032	634	505
Anthem, Inc. 2.375% 1/15/2025	33,250	31,707
Anthem, Inc. 4.10% 5/15/2032	9,244	8,718
AstraZeneca Finance, LLC 0.70% 5/28/2024	1,300	1,224
AstraZeneca Finance, LLC 1.20% 5/28/2026	35,256	31,504
AstraZeneca Finance, LLC 1.75% 5/28/2028	5,612	4,883
AstraZeneca PLC 3.50% 8/17/2023	15,420	15,279
AstraZeneca PLC 0.70% 4/8/2026	17,903	15,856
Baxter International, Inc. 1.322% 11/29/2024	1,250	1,163
Baxter International, Inc. 1.915% 2/1/2027	1,000	892
Baxter International, Inc. 2.272% 12/1/2028	750	649
Boston Scientific Corp. 3.45% 3/1/2024	7,820	7,683
Boston Scientific Corp. 1.90% 6/1/2025	4,880	4,557
Centene Corp. 2.45% 7/15/2028	6,905	5,814
Centene Corp. 2.50% 3/1/2031	8,370	6,626
Centene Corp. 2.625% 8/1/2031	3,290	2,591
Cigna Corp. 4.125% 11/15/2025	35	34
Cigna Corp. 1.25% 3/15/2026	29,087	26,059
CVS Health Corp. 3.625% 4/1/2027	5,440	5,221
CVS Health Corp. 1.30% 8/21/2027	20,000	17,161
CVS Health Corp. 3.25% 8/15/2029	1,705	1,542
CVS Health Corp. 1.875% 2/28/2031	3,295	2,628
Eli Lilly and Company 2.75% 6/1/2025	3,857	3,703
Eli Lilly and Company 3.375% 3/15/2029	206	196
EMD Finance, LLC 3.25% 3/19/2025[5]	32,412	31,198
GE Healthcare Holding, LLC 5.65% 11/15/2027[5]	20,500	20,918
GE Healthcare Holding, LLC 5.857% 3/15/2030[5]	500	519
GlaxoSmithKline PLC 3.625% 5/15/2025	5,650	5,544
HCA, Inc. 3.125% 3/15/2027[5]	20,875	18,999
HCA, Inc. 3.375% 3/15/2029[5]	3,459	3,049
HCA, Inc. 2.375% 7/15/2031	3,023	2,363
Humana, Inc. 3.70% 3/23/2029	4,547	4,191
Johnson & Johnson 0.95% 9/1/2027	1,502	1,308
Laboratory Corporation of America Holdings 1.55% 6/1/2026	874	775
Merck & Co., Inc. 2.80% 5/18/2023	1,800	1,784
Merck & Co., Inc. 2.90% 3/7/2024	11,284	11,063
Merck & Co., Inc. 2.75% 2/10/2025	1,083	1,044
Intermediate Bond Fund of America — Page 21 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Novartis Capital Corp. 2.00% 2/14/2027	USD715	$655
Pfizer, Inc. 2.95% 3/15/2024	225	221
Roche Holdings, Inc. 2.314% 3/10/2027[5]	1,000	915
Roche Holdings, Inc. 1.93% 12/13/2028[5]	1,200	1,038
Roche Holdings, Inc. 2.076% 12/13/2031[5]	800	661
Shire PLC 2.875% 9/23/2023	5,685	5,578
Takeda Pharmaceutical Company, Ltd. 4.40% 11/26/2023	9,600	9,529
Thermo Fisher Scientific, Inc. 4.80% 11/21/2027	600	606
Thermo Fisher Scientific, Inc. 1.75% 10/15/2028	2,703	2,314
UnitedHealth Group, Inc. 2.375% 8/15/2024	8,045	7,751
UnitedHealth Group, Inc. 5.15% 10/15/2025	22,305	22,676
UnitedHealth Group, Inc. 1.15% 5/15/2026	26,607	23,958
UnitedHealth Group, Inc. 3.70% 5/15/2027	655	636
UnitedHealth Group, Inc. 5.25% 2/15/2028	700	720
UnitedHealth Group, Inc. 4.00% 5/15/2029	31,625	30,410
UnitedHealth Group, Inc. 2.00% 5/15/2030	15,760	13,139
UnitedHealth Group, Inc. 4.20% 5/15/2032	3,066	2,957
Zoetis, Inc. 5.40% 11/14/2025	26,775	27,187
Zoetis, Inc. 5.60% 11/16/2032	150	157
		554,687
Consumer discretionary 1.55%
Amazon.com, Inc. 0.45% 5/12/2024	1,325	1,251
Amazon.com, Inc. 4.70% 11/29/2024	30,000	30,060
Amazon.com, Inc. 4.60% 12/1/2025	850	853
Amazon.com, Inc. 1.00% 5/12/2026	1,000	892
Amazon.com, Inc. 3.30% 4/13/2027	875	840
Amazon.com, Inc. 1.20% 6/3/2027	625	546
Amazon.com, Inc. 1.65% 5/12/2028	650	566
American Honda Finance Corp. 0.55% 7/12/2024	13,727	12,803
American Honda Finance Corp. 1.20% 7/8/2025	15,273	13,959
American Honda Finance Corp. 1.00% 9/10/2025	13,000	11,780
American Honda Finance Corp. 1.30% 9/9/2026	7,960	7,065
American Honda Finance Corp. 2.00% 3/24/2028	725	629
Bayerische Motoren Werke AG 3.15% 4/18/2024[5]	28,171	27,501
Bayerische Motoren Werke AG 1.25% 8/12/2026[5]	925	812
Bayerische Motoren Werke AG 2.55% 4/1/2031[5]	14,910	12,505
Daimler Trucks Finance North America, LLC 1.125% 12/14/2023[5]	600	575
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[5]	650	605
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[5]	10,000	9,618
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[5]	8,975	7,878
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[5]	2,625	2,442
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[5]	7,025	5,891
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[5]	375	291
DaimlerChrysler North America Holding Corp. 0.75% 3/1/2024[5]	1,350	1,278
DaimlerChrysler North America Holding Corp. 2.70% 6/14/2024[5]	8,000	7,714
DaimlerChrysler North America Holding Corp. 1.45% 3/2/2026[5]	18,350	16,407
General Motors Financial Co. 1.05% 3/8/2024	3,425	3,241
General Motors Financial Co. 1.50% 6/10/2026	11,939	10,350
General Motors Financial Co. 2.40% 4/10/2028	600	507
General Motors Financial Co. 2.70% 6/10/2031	300	236
Home Depot, Inc. 2.50% 4/15/2027	750	696
Home Depot, Inc. 1.50% 9/15/2028	1,102	945
Hyundai Capital America 0.80% 4/3/2023[5]	45,800	45,054
Intermediate Bond Fund of America — Page 22 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hyundai Capital America 0.875% 6/14/2024[5]	USD12,440	$11,562
Hyundai Capital America 1.80% 10/15/2025[5]	6,831	6,106
Hyundai Capital America 1.30% 1/8/2026[5]	885	770
Hyundai Capital America 1.50% 6/15/2026[5]	47,606	41,108
Hyundai Capital America 2.375% 10/15/2027[5]	745	632
Hyundai Capital America 2.00% 6/15/2028[5]	575	466
Marriott International, Inc. 5.00% 10/15/2027	10,570	10,525
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[5]	7,400	7,456
Mercedes-Benz Finance North America, LLC 5.25% 11/29/2027[5]	5,300	5,357
Stellantis Finance US, Inc. 1.711% 1/29/2027[5]	5,925	5,120
Stellantis Finance US, Inc. 5.625% 1/12/2028[5]	5,000	4,984
Stellantis Finance US, Inc. 2.691% 9/15/2031[5]	900	696
Toyota Motor Credit Corp. 2.70% 1/11/2023	4,890	4,879
Toyota Motor Credit Corp. 3.35% 1/8/2024	10,010	9,857
Toyota Motor Credit Corp. 0.45% 1/11/2024	1,500	1,430
Toyota Motor Credit Corp. 2.90% 4/17/2024	5,064	4,938
Toyota Motor Credit Corp. 0.80% 1/9/2026	7,285	6,507
Toyota Motor Credit Corp. 1.125% 6/18/2026	1,770	1,574
Toyota Motor Credit Corp. 1.90% 1/13/2027	3,075	2,765
Toyota Motor Credit Corp. 1.90% 4/6/2028	9,400	8,231
Volkswagen Group of America Finance, LLC 4.25% 11/13/2023[5]	9,500	9,396
Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[5]	6,176	5,920
		386,069
Communication services 1.44%
AT&T, Inc. 1.70% 3/25/2026	52,567	47,408
AT&T, Inc. 2.30% 6/1/2027	33,074	29,793
AT&T, Inc. 1.65% 2/1/2028	10,000	8,592
AT&T, Inc. 4.35% 3/1/2029	3,353	3,221
AT&T, Inc. 2.75% 6/1/2031	5,758	4,847
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2/1/2024	42,050	41,585
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 4/1/2031	15,166	12,016
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.40% 4/1/2033	10,000	8,775
Charter Communications Operating, LLC 2.30% 2/1/2032	1,631	1,224
Comcast Corp. 2.65% 2/1/2030	1,476	1,291
Meta Platforms, Inc. 3.85% 8/15/2032[5]	350	313
Netflix, Inc. 4.875% 4/15/2028	13,635	13,263
Netflix, Inc. 5.875% 11/15/2028	11,109	11,250
Netflix, Inc. 6.375% 5/15/2029	325	336
Netflix, Inc. 5.375% 11/15/2029[5]	3,880	3,814
Netflix, Inc. 4.875% 6/15/2030[5]	2,295	2,171
SBA Tower Trust 1.631% 11/15/2026[5]	13,740	11,697
Take-Two Interactive Software, Inc. 3.30% 3/28/2024	10,735	10,454
T-Mobile US, Inc. 3.50% 4/15/2025	19,675	19,059
T-Mobile US, Inc. 1.50% 2/15/2026	7,500	6,723
T-Mobile US, Inc. 3.75% 4/15/2027	29,000	27,489
T-Mobile US, Inc. 2.05% 2/15/2028	950	821
T-Mobile US, Inc. 3.875% 4/15/2030	3,534	3,249
T-Mobile US, Inc. 2.55% 2/15/2031	2,501	2,076
T-Mobile US, Inc. 2.875% 2/15/2031	500	418
Verizon Communications, Inc. 1.68% 10/30/2030	12,881	10,124
Verizon Communications, Inc. 1.75% 1/20/2031	27,538	21,600
Verizon Communications, Inc. 2.55% 3/21/2031	29,664	24,764
WarnerMedia Holdings, Inc. 3.638% 3/15/2025[5]	7,458	7,126
Intermediate Bond Fund of America — Page 23 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
WarnerMedia Holdings, Inc. 3.755% 3/15/2027[5]	USD24,123	$21,996
WarnerMedia Holdings, Inc. 4.054% 3/15/2029[5]	233	204
WarnerMedia Holdings, Inc. 4.279% 3/15/2032[5]	291	247
		357,946
Consumer staples 1.23%
7-Eleven, Inc. 0.625% 2/10/2023[5]	8,555	8,480
7-Eleven, Inc. 0.80% 2/10/2024[5]	1,180	1,120
7-Eleven, Inc. 0.95% 2/10/2026[5]	12,127	10,647
7-Eleven, Inc. 1.30% 2/10/2028[5]	11,033	9,241
7-Eleven, Inc. 1.80% 2/10/2031[5]	24,038	18,586
Altria Group, Inc. 2.35% 5/6/2025	4,676	4,390
Altria Group, Inc. 4.40% 2/14/2026	8,708	8,564
Altria Group, Inc. 3.40% 5/6/2030	687	591
Altria Group, Inc. 2.45% 2/4/2032	25,444	19,325
Anheuser-Busch InBev NV 4.75% 1/23/2029	11,000	11,004
British American Tobacco PLC 2.789% 9/6/2024	35,000	33,482
British American Tobacco PLC 3.215% 9/6/2026	25,000	23,220
British American Tobacco PLC 4.448% 3/16/2028	500	466
Coca-Cola Company 1.00% 3/15/2028	20,250	17,169
Conagra Brands, Inc. 4.30% 5/1/2024	2,660	2,629
Conagra Brands, Inc. 1.375% 11/1/2027	17,415	14,500
Constellation Brands, Inc. 3.60% 5/9/2024	800	785
Constellation Brands, Inc. 4.35% 5/9/2027	10,515	10,285
Constellation Brands, Inc. 4.75% 5/9/2032	122	118
Imperial Tobacco Finance PLC 6.125% 7/27/2027[5]	1,810	1,812
Keurig Dr Pepper, Inc. 4.417% 5/25/2025	1,271	1,272
Nestlé Holdings, Inc. 3.35% 9/24/2023[5]	2,000	1,980
Nestlé Holdings, Inc. 0.625% 1/15/2026[5]	10,000	8,869
Nestlé Holdings, Inc. 1.15% 1/14/2027[5]	19,395	16,965
Nestlé Holdings, Inc. 1.00% 9/15/2027[5]	700	597
PepsiCo, Inc. 1.625% 5/1/2030	2,236	1,850
PepsiCo, Inc. 1.95% 10/21/2031	11,471	9,435
Philip Morris International, Inc. 1.50% 5/1/2025	12,728	11,784
Philip Morris International, Inc. 5.00% 11/17/2025	8,800	8,796
Philip Morris International, Inc. 0.875% 5/1/2026	5,110	4,500
Philip Morris International, Inc. 5.125% 11/17/2027	34,375	34,465
Philip Morris International, Inc. 5.625% 11/17/2029	2,320	2,361
Philip Morris International, Inc. 5.75% 11/17/2032	281	290
Procter & Gamble Company 0.55% 10/29/2025	2,020	1,816
Procter & Gamble Company 1.00% 4/23/2026	3,286	2,954
Procter & Gamble Company 1.20% 10/29/2030	1,000	796
Unilever Capital Corp. 2.60% 5/5/2024	1,200	1,166
		306,310
Industrials 0.84%
Boeing Company 4.508% 5/1/2023	4,000	3,986
Boeing Company 1.95% 2/1/2024	25,000	24,062
Boeing Company 4.875% 5/1/2025	2,500	2,478
Boeing Company 2.75% 2/1/2026	20,292	18,792
Boeing Company 2.196% 2/4/2026	22,066	20,068
Boeing Company 3.25% 2/1/2028	10,621	9,679
Boeing Company 5.15% 5/1/2030	4,981	4,866
Boeing Company 3.625% 2/1/2031	430	379
Intermediate Bond Fund of America — Page 24 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Canadian Pacific Railway, Ltd. 1.75% 12/2/2026	USD15,798	$14,126
Canadian Pacific Railway, Ltd. 2.45% 12/2/2031	4,149	3,462
Emerson Electric Co. 1.80% 10/15/2027	6,753	5,969
General Dynamics Corp. 1.15% 6/1/2026	21,150	18,872
General Dynamics Corp. 2.25% 6/1/2031	273	233
General Electric Capital Corp. 4.418% 11/15/2035	325	307
Honeywell International, Inc. 2.30% 8/15/2024	24,100	23,245
L3Harris Technologies, Inc. 1.80% 1/15/2031	275	214
Lockheed Martin Corp. 4.95% 10/15/2025	11,100	11,237
Lockheed Martin Corp. 5.10% 11/15/2027	8,960	9,221
Lockheed Martin Corp. 5.25% 1/15/2033	271	282
Masco Corp. 1.50% 2/15/2028	4,158	3,460
Otis Worldwide Corp. 2.293% 4/5/2027	2,000	1,811
Raytheon Technologies Corp. 1.90% 9/1/2031	788	628
Raytheon Technologies Corp. 2.375% 3/15/2032	425	349
Siemens AG 0.40% 3/11/2023[5]	2,011	1,988
Siemens AG 0.65% 3/11/2024[5]	1,363	1,292
Siemens AG 1.20% 3/11/2026[5]	5,147	4,592
Siemens AG 1.70% 3/11/2028[5]	625	537
Union Pacific Corp. 3.50% 6/8/2023	1,685	1,673
Union Pacific Corp. 3.15% 3/1/2024	9,803	9,627
Union Pacific Corp. 2.15% 2/5/2027	1,500	1,370
Union Pacific Corp. 2.375% 5/20/2031	10,325	8,756
Union Pacific Corp. 2.80% 2/14/2032	537	468
United Technologies Corp. 3.65% 8/16/2023	178	176
		208,205
Real estate 0.80%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	3,875	3,747
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	2,285	1,936
American Tower Corp. 1.60% 4/15/2026	9,386	8,339
American Tower Corp. 1.45% 9/15/2026	14,181	12,346
American Tower Corp. 3.65% 3/15/2027	635	594
American Tower Corp. 2.70% 4/15/2031	255	211
American Tower Corp. 4.05% 3/15/2032	75	68
Corporate Office Properties, LP 2.25% 3/15/2026	3,253	2,859
Corporate Office Properties, LP 2.00% 1/15/2029	4,494	3,484
Corporate Office Properties, LP 2.75% 4/15/2031	1,289	975
Equinix, Inc. 2.625% 11/18/2024	30,443	28,996
Equinix, Inc. 1.25% 7/15/2025	14,633	13,227
Equinix, Inc. 1.45% 5/15/2026	15,578	13,738
Equinix, Inc. 1.80% 7/15/2027	6,163	5,303
Equinix, Inc. 1.55% 3/15/2028	4,910	4,085
Equinix, Inc. 2.00% 5/15/2028	13,563	11,417
Equinix, Inc. 2.15% 7/15/2030	7,462	5,984
Equinix, Inc. 2.50% 5/15/2031	337	272
Extra Space Storage, Inc. 2.35% 3/15/2032	79	60
Invitation Homes Operating Partnership, LP 2.30% 11/15/2028	7,745	6,412
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	228	169
Public Storage 1.85% 5/1/2028	15,427	13,286
Public Storage 1.95% 11/9/2028	3,041	2,619
Scentre Group 3.25% 10/28/2025[5]	1,360	1,275
Sun Communities Operating, LP 2.30% 11/1/2028	8,627	7,105
Sun Communities Operating, LP 2.70% 7/15/2031	353	275
Intermediate Bond Fund of America — Page 25 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Sun Communities Operating, LP 4.20% 4/15/2032	USD360	$311
VICI Properties, LP 4.375% 5/15/2025	10,073	9,706
VICI Properties, LP 4.75% 2/15/2028	38,841	36,657
VICI Properties, LP 4.95% 2/15/2030	600	568
WEA Finance, LLC 3.75% 9/17/2024[5]	3,790	3,592
		199,616
Information technology 0.71%
Analog Devices, Inc. 1.70% 10/1/2028	2,731	2,340
Analog Devices, Inc. 2.10% 10/1/2031	182	149
Apple, Inc. 1.80% 9/11/2024	2,200	2,104
Apple, Inc. 0.55% 8/20/2025	1,775	1,605
Apple, Inc. 3.25% 8/8/2029	10,535	9,886
Apple, Inc. 3.35% 8/8/2032	10,400	9,611
Broadcom Corp. 3.875% 1/15/2027	7,500	7,104
Broadcom, Inc. 3.15% 11/15/2025	15,000	14,280
Broadcom, Inc. 1.95% 2/15/2028[5]	5,558	4,701
Broadcom, Inc. 4.00% 4/15/2029[5]	181	165
Fidelity National Information Services, Inc. 1.15% 3/1/2026	9,760	8,614
Fiserv, Inc. 3.20% 7/1/2026	49,500	46,629
Fiserv, Inc. 2.65% 6/1/2030	258	219
Global Payments, Inc. 2.90% 5/15/2030	1,344	1,109
Intuit, Inc. 0.95% 7/15/2025	1,455	1,331
Intuit, Inc. 1.35% 7/15/2027	1,325	1,154
Mastercard, Inc. 1.90% 3/15/2031	500	414
Mastercard, Inc. 2.00% 11/18/2031	163	134
Microsoft Corp. 2.40% 8/8/2026	1,377	1,296
Oracle Corp. 1.65% 3/25/2026	32,540	29,224
Oracle Corp. 2.30% 3/25/2028	10,098	8,757
Oracle Corp. 2.875% 3/25/2031	18,193	15,236
salesforce.com, inc. 1.50% 7/15/2028	8,025	6,925
salesforce.com, inc. 1.95% 7/15/2031	150	122
VeriSign, Inc. 2.70% 6/15/2031	3,333	2,735
Visa, Inc. 0.75% 8/15/2027	500	429
		176,273
Materials 0.36%
Anglo American Capital PLC 5.375% 4/1/2025[5]	10,000	9,932
ArcelorMittal 3.60% 7/16/2024	2,058	1,999
Celanese US Holdings, LLC 6.05% 3/15/2025	3,000	2,987
Celanese US Holdings, LLC 6.165% 7/15/2027	3,000	2,938
Celanese US Holdings, LLC 6.33% 7/15/2029	2,500	2,405
Dow Chemical Co. 2.10% 11/15/2030	7,000	5,599
Glencore Funding, LLC 1.625% 4/27/2026[5]	21,000	18,690
International Flavors & Fragrances, Inc. 1.23% 10/1/2025[5]	10,000	8,846
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[5]	5,062	4,234
Linde, Inc. 4.70% 12/5/2025	10,860	10,899
LYB International Finance III, LLC 1.25% 10/1/2025	1,227	1,093
LYB International Finance III, LLC 2.25% 10/1/2030	1,192	951
Nutrien, Ltd. 5.90% 11/7/2024	716	725
Nutrien, Ltd. 5.95% 11/7/2025	12,790	13,060
Praxair, Inc. 1.10% 8/10/2030	4,191	3,244
Intermediate Bond Fund of America — Page 26 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Sherwin-Williams Company 2.20% 3/15/2032	USD475	$377
Vale Overseas, Ltd. 3.75% 7/8/2030	2,291	1,999
		89,978
Energy 0.35%
Baker Hughes Holdings, LLC 2.061% 12/15/2026	3,307	2,981
BP Capital Markets America, Inc. 2.721% 1/12/2032	8,700	7,379
Canadian Natural Resources, Ltd. 2.95% 1/15/2023	9,000	8,993
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	1,840	1,719
Chevron Corp. 1.554% 5/11/2025	10,000	9,355
Chevron Corp. 1.995% 5/11/2027	7,111	6,445
Chevron USA, Inc. 0.687% 8/12/2025	3,543	3,213
Chevron USA, Inc. 1.018% 8/12/2027	2,992	2,592
Continental Resources, Inc. 2.875% 4/1/2032[5]	163	123
EQT Corp. 5.70% 4/1/2028	214	214
Exxon Mobil Corp. 2.019% 8/16/2024	7,299	7,005
Exxon Mobil Corp. 2.992% 3/19/2025	5,000	4,846
Exxon Mobil Corp. 2.61% 10/15/2030	5,550	4,910
ONEOK, Inc. 5.85% 1/15/2026	3,753	3,808
Pioneer Natural Resources Company 1.125% 1/15/2026	12,333	11,014
Qatar Petroleum 1.375% 9/12/2026[5]	1,700	1,507
Saudi Arabian Oil Co. 1.625% 11/24/2025[5]	1,920	1,754
Shell International Finance BV 2.00% 11/7/2024	3,200	3,055
Total Capital International 2.434% 1/10/2025	6,245	5,988
		86,901
Total corporate bonds, notes & loans		4,777,312
Asset-backed obligations 12.13%
522 Funding CLO, Ltd., Series 18-2, Class A, (3-month USD-LIBOR + 1.04%) 5.283% 4/20/2031[1,3,5]	1,100	1,075
522 Funding CLO, Ltd., Series 18-3, Class AR, (3-month USD-LIBOR + 1.04%) 5.283% 10/20/2031[1,3,5]	1,000	978
ABPCI Direct Lending Fund CLO, Ltd., Series 2020-9, Class A1R, (3-Month USD-LIBOR + 1.40%) 5.758% 11/18/2031[1,3,5]	1,000	973
Aesop Funding, LLC, Series 2017-2A, Class A, 2.97% 3/20/2024[1,5]	6,903	6,875
Aesop Funding, LLC, Series 2018-1A, Class A, 3.70% 9/20/2024[1,5]	3,231	3,192
Aesop Funding, LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[1,5]	35,500	34,801
Aesop Funding, LLC, Series 2019-2A, Class A, 3.35% 9/22/2025[1,5]	24,180	23,226
Aesop Funding, LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,5]	15,377	14,108
Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,5]	6,742	6,060
Aesop Funding, LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,5]	692	621
Aesop Funding, LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[1,5]	21,452	18,518
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 8/17/2026[1,5]	28,642	27,006
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[1,5]	9,068	8,659
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 5.308% 4/21/2031[1,3,5]	11,094	10,965
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 5.029% 1/15/2030[1,3,5]	21,178	20,926
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 5.029% 10/16/2030[1,3,5]	18,082	17,758
ALM Loan Funding, Series 2020-1A, Class A2, (3-month USD-LIBOR + 1.85%) 5.929% 10/15/2029[1,3,5]	12,500	12,250
American Credit Acceptance Receivables Trust, Series 2022-4, Class A, 6.20% 5/13/2026[1,5]	14,228	14,229
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 6/15/2026[1,5]	1,091	1,081
American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 10/13/2026[1,5]	3,921	3,818
American Express Credit Account Master Trust, Series 2018-5, Class A, 4.215% 12/15/2025[1,3]	1,060	1,060
American Express Credit Account Master Trust, Series 2018-9, Class A, (1-month USD-LIBOR + 0.38%) 4.255% 4/15/2026[1,3]	49,425	49,445
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[1]	9,379	9,134
Intermediate Bond Fund of America — Page 27 of 40

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
American Express Credit Account Master Trust, Series 2022-4, Class A, 4.95% 10/15/2027[1]	USD7,270	$7,313
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/2036[1,5]	18,707	17,943
American Homes 4 Rent, Series 2015-SFR1, Class A, 3.467% 4/17/2052[1,5]	1,718	1,635
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,5]	34,945	33,143
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,5]	6,605	6,296
American Money Management Corp., Series 2017-21, Class C, (3-month USD-LIBOR + 2.10%) 6.56% 11/2/2030[1,3,5]	1,300	1,237
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.66% 12/18/2024[1]	742	739
Anchorage Capital CLO, Ltd., Series 2014-4R, Class A, (3-month USD-LIBOR + 1.05%) 5.424% 1/28/2031[1,3,5]	245	242
Apidos CLO, Series 2017-27, Class A1R, (3-month USD-LIBOR + 0.93%) 5.009% 7/17/2030[1,3,5]	1,120	1,105
Apidos CLO, Series 2013-15, Class A1RR (3-month USD-LIBOR + 1.01%) 5.253% 4/20/2031[1,3,5]	1,200	1,186
Apidos CLO, Series 2022-42, Class D, (3-month USD-LIBOR + 5.76%) 8.85% 1/20/2036[1,3,5]	750	739
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 5.245% 1/22/2028[1,3,5]	27,262	26,934
Avis Budget Rental Car Funding AESOP, LLC, Series 2022-5, Class A, 6.12% 4/20/2027[1,5]	14,587	14,582
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[1]	25,118	25,148
Bain Capital Credit CLO, Ltd., Series 2017-2, Class AR2, (3-month USD-LIBOR + 1.18%) 5.538% 7/25/2034[1,3,5]	2,000	1,933
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 5.675% 11/20/2030[1,3,5]	44,485	43,877
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[1,5]	714	693
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,5]	7,000	6,545
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,5]	6,091	5,643
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,5]	5,086	4,778
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[1,5]	9,245	8,622
Battalion CLO, Ltd., Series 2018-12, Class A2R, (1-month USD-LIBOR + 1.45%) 6.10% 5/17/2031[1,3,5]	2,300	2,256
Benefit Street Partners CLO, Ltd., Series 2015-8, Class A1AR, (3-month USD-LIBOR + 1.10%) 5.343% 1/20/2031[1,3,5]	750	739
Betony CLO 2, Ltd., Series 2018-1, Class A2, (3-month USD LIBOR + 1.60%) 6.015% 4/30/2031[1,3,5]	800	773
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,5]	2,590	2,128
BlueMountain CLO, Ltd., Series 2015-3, Class CR, (3-month USD LIBOR + 2.60%) 6.843% 4/20/2031[1,3,5]	250	210
BlueMountain CLO, Ltd., Series 2018-22, Class C, (3-month USD LIBOR + 1.95%) 6.029% 7/15/2031[1,3,5]	2,300	2,127
Capital One Multi-Asset Execution Trust, Series 2018-2, Class A2, (1-month USD-LIBOR + 0.35%) 4.225% 3/16/2026[1,3]	48,059	48,036
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.95% 10/15/2027[1]	16,968	17,057
Carlyle Global Market Strategies, CLO, Series 2013-1, Class A1RR, (3-month USD-LIBOR + 0.95%) 5.60% 8/14/2030[1,3,5]	643	634
Carlyle Global Market Strategies, CLO, Series 2017-C, Class A1AR, (3-month USD-LIBOR + 1.03%) 5.445% 4/30/2031[1,3,5]	500	493
Carlyle Global Market Strategies, CLO, Series 2014-5, Class A1RR, (3-month USD-LIBOR + 1.14%) 5.219% 7/15/2031[1,3,5]	799	787
Carlyle Global Market Strategies, CLO, Series 2014-3R, Class A1A, (3-month USD-LIBOR + 1.05%) 5.408% 7/27/2031[1,3,5]	3,045	2,980
CarMax Auto Owner Trust, Series 2022-4, Class A2A, 5.34% 12/15/2025[1]	6,151	6,143
Carval CLO, Ltd., Series 2021-2, Class A, (3-month USD-LIBOR + 1.20%) 5.279% 10/15/2034[1,3,5]	250	242
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[1]	523	499
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[1]	1,496	1,363
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,5]	12,734	10,827
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,5]	3,787	3,285
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 5.328% 7/27/2030[1,3,5]	53,656	52,774
Cerberus Loan Funding, LP, CLO, Series 2019-1A, Class AR, (3-month USD-LIBOR + 1.50%) 5.579% 4/15/2031[1,3,5]	2,000	1,950
Cerberus Loan Funding, LP, CLO, Series 2022-2, Class A1, (3-month USD CME Term SOFR + 2.75%) 6.827% 10/15/2034[1,3,5]	4,000	4,000
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]	55,481	49,179
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,5]	10,588	8,812
Intermediate Bond Fund of America — Page 28 of 40

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,5]	USD38,357	$33,140
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,5]	47,672	47,200
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[1,5]	11,584	11,088
CIFC Funding, Ltd., CLO, Series 2017-1A, Class B, (3-month USD-LIBOR + 1.70%) 5.978% 4/23/2029[1,3,5]	3,500	3,449
CIFC Funding, Ltd., CLO, Series 2017-5, Class A1, (3-month USD-LIBOR + 1.18%) 5.259% 11/16/2030[1,3,5]	800	791
CIFC Funding, Ltd., CLO, Series 2015-1, Class ARR, (3-month USD-LIBOR + 1.11%) 5.435% 1/22/2031[1,3,5]	250	247
CIFC Funding, Ltd., CLO, Series 2018-3A, Class A, (3-month USD-LIBOR + 1.10%) 5.294% 7/18/2031[1,3,5]	2,300	2,258
Citibank Credit Card Issuance Trust, Series 2018-A4, Class A4, 4.187% 6/9/2025[1,3]	25,270	25,242
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, (1-month USD-LIBOR + 0.62%) 4.577% 4/22/2026[1,3]	14,879	14,870
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,5]	3,803	3,267
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[1,5]	8,741	7,501
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,5]	2,352	2,029
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[1,5]	4,355	3,678
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 12/5/2022[1,3,5]	6	6
Covenant Credit Partners CLO, Ltd., Series 2017-1, Class C1, (3-month USD-LIBOR + 2.55%) 6.629% 10/15/2029[1,3,5]	400	384
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 4/15/2026[1,5]	719	716
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[1,5]	7,384	7,230
CPS Auto Receivables Trust, Series 2022-D, Class A, 6.09% 1/15/2027[1,5]	12,292	12,281
CPS Auto Receivables Trust, Series 2022-C, Class A, 4.18% 4/15/2030[1,5]	6,089	6,024
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 7/16/2029[1,5]	10,749	10,624
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class B, 1.93% 9/17/2029[1,5]	8,350	8,091
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 5/15/2030[1,5]	11,000	10,379
Crestline Denali CLO XVII, LLC, Series 2018-1, Class C, (3-month USD-LIBOR + 2.35%) 6.429% 10/15/2031[1,3,5]	1,000	950
Discover Card Execution Note Trust, Series 2018-A6, Class A6, (1-month USD-LIBOR + 0.39%) 4.265% 3/15/2026[1,3]	49,403	49,367
Discover Card Execution Note Trust, Series 2022-4, Class A, 4.612% 10/15/2027[1]	9,970	10,015
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 8/15/2025[1]	490	489
Drive Auto Receivables Trust, Series 2021-3, Class B, 1.11% 5/15/2026[1]	9,160	8,839
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 8/17/2026[1]	6,269	6,222
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 5/15/2028[1]	3,964	3,870
DriveTime Auto Owner Trust, Series 2021-2A, Class A, 0.41% 3/17/2025[1,5]	2,257	2,247
DriveTime Auto Owner Trust, Series 2021-1A, Class B, 0.62% 9/15/2025[1,5]	1,506	1,493
DriveTime Auto Owner Trust, Series 2020-1, Class C, 2.29% 11/17/2025[1,5]	7,279	7,241
DriveTime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 3/16/2026[1,5]	4,111	4,064
DriveTime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 3/16/2026[1,5]	387	382
DriveTime Auto Owner Trust, Series 2022-2A, Class A, 2.88% 6/15/2026[1,5]	4,487	4,413
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[1,5]	15,000	14,980
DriveTime Auto Owner Trust, Series 2022-2A, Class C, 4.72% 3/15/2028[1,5]	10,000	9,663
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 5.059% 4/15/2028[1,3,5]	55,112	54,506
Dryden Senior Loan Fund, CLO, Series 2013-28, Class A1LR, (3-month USD-LIBOR + 1.20%) 5.806% 8/15/2030[1,3,5]	2,190	2,164
Dryden Senior Loan Fund, CLO, Series 2018-57, Class A, (3-month USD-LIBOR + 1.01%) 5.616% 5/15/2031[1,3,5]	1,250	1,232
Dryden Senior Loan Fund, CLO, Series 2019-72, Class CR, (3-month USD-LIBOR + 1.85%) 6.456% 5/15/2032[1,3,5]	2,086	1,970
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,5]	2,830	2,395
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[1,5]	15,010	14,532
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[1,5]	8,754	8,531
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[1,5]	20,301	20,399
Exeter Automobile Receivables Trust, Series 2022-4A, Class A2, 3.99% 8/15/2024[1]	4,751	4,741
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49% 1/15/2025[1,5]	763	762
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 5/15/2025[1,5]	2,709	2,693
Intermediate Bond Fund of America — Page 29 of 40

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2021-4A, Class A3, 0.68% 7/15/2025[1]	USD5,957	$5,919
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[1]	6,602	6,602
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 4/15/2026[1,5]	2,525	2,501
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[1]	13,665	13,364
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[1]	5,806	5,806
First Investors Auto Owner Trust, Series 2021-1A, Class A, 0.45% 3/16/2026[1,5]	890	879
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,5]	20,368	17,975
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[1,5]	4,111	3,576
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[1,5]	23,560	23,526
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[1,5]	1,710	1,633
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,5]	8,524	7,920
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 10/17/2033[1,5]	6,591	5,861
Galaxy CLO, Ltd., Series 2013-15, Class ARR, (3-month USD-LIBOR + 0.97%) 5.049% 10/15/2030[1,3,5]	2,000	1,973
Galaxy CLO, Ltd., Series 2015-21, Class AR, (3-month USD-LIBOR + 1.02%) 5.263% 4/20/2031[1,3,5]	1,500	1,468
Galaxy CLO, Ltd., Series 2015-21, Class BR, (3-month USD-LIBOR + 1.35%) 5.593% 4/20/2031[1,3,5]	530	512
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,5]	9,657	8,519
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[1,5]	1,324	1,170
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,5]	7,510	6,391
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,5]	5,343	5,006
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,5]	18,424	16,388
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,5]	20,156	17,871
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,5]	36,282	31,222
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,5]	12,981	11,239
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.49% 12/16/2024[1]	624	617
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,5]	13,104	13,295
GoldenTree Loan Management US CLO, Ltd., Series 2017-2, Class AR, (3-month USD-LIBOR + 0.91%) 5.153% 11/20/2030[1,3,5]	1,310	1,291
Greywolf CLO, Ltd., Series 2015-1, Class BR, (3-month USD-LIBOR + 2.00%) 6.358% 1/27/2031[1,3,5]	1,800	1,705
Halcyon Loan Advisors Funding, Ltd., Series 2018-2, Class C, (3-month USD-LIBOR + 3.40%) 7.725% 1/22/2031[1,3,5]	286	249
Hayfin Kingsland VIII, Ltd., Series 2018-8, Class A, (3-month USD-LIBOR + 1.12%) 5.363% 4/20/2031[1,3,5]	2,000	1,969
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,5]	49,301	45,241
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,5]	3,904	3,558
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[1,5]	1,077	963
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[1,5]	28,105	25,742
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 6/25/2026[1,5]	2,450	2,195
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[1,5]	14,390	13,628
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,5]	74,397	63,730
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,5]	6,526	5,468
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[1,5]	16,820	14,677
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class B, 2.65% 6/26/2028[1,5]	4,495	3,741
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[1,5]	15,000	13,895
ICG US CLO, Ltd., Series 2014-2, Class ARR, (3-month USD-LIBOR + 1.03%) 5.109% 1/15/2031[1,3,5]	400	395
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD-LIBOR + 1.18%) 5.259% 1/15/2031[1,3,5]	400	393
KKR Financial CLO, Ltd., Series 28, Class A, (3-month USD-LIBOR + 1.14%) 4.433% 3/15/2031[1,3,5]	1,250	1,233
KKR Financial CLO, Ltd., Series 21, Class A, (3-month USD-LIBOR + 1.00%) 5.079% 4/15/2031[1,3,5]	1,557	1,533
KKR Financial CLO, Ltd., Series 21, Class B, (3-month USD-LIBOR + 1.40%) 5.479% 4/15/2031[1,3,5]	800	767
KKR Financial CLO, Ltd., Series 22-2, Class C, (3-month USD CME Term SOFR + 4.25%) 8.475% 10/20/2031[1,3,5]	1,000	1,000
KKR Financial CLO, Ltd., Series 32, Class A1, (3-month USD-LIBOR + 1.32%) 5.399% 1/15/2032[1,3,5]	2,500	2,467
KKR Financial CLO, Ltd., Series 22-43, Class D, (3-month USD CME Term SOFR + 6.12%) 0% 7/15/2034[1,3,5]	1,570	1,531
KKR Financial CLO, Ltd., Series 16, Class A12R, (3-month USD-LIBOR + 1.21%) 5.453% 10/20/2034[1,3,5]	1,000	966
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[1,5]	11,961	11,584
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,5]	1,970	1,839
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[1,5]	19,017	18,675
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[1,5]	1,759	1,706
Intermediate Bond Fund of America — Page 30 of 40

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 5.079% 4/15/2029[1,3,5]	USD11,668	$11,592
Madison Park Funding, Ltd., CLO, Series 2018-30, Class A, (3-month USD-LIBOR + 0.75%) 4.829% 4/15/2029[1,3,5]	478	471
Madison Park Funding, Ltd., CLO, Series 2013-11, Class AR2, (3-month USD-LIBOR + 0.90%) 5.225% 7/23/2029[1,3,5]	484	476
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 5.278% 7/21/2030[1,3,5]	47,843	47,019
Madison Park Funding, Ltd., CLO, Series 2017-23A, Class AR, (3-month USD-LIBOR + 0.97%) 5.328% 7/27/2031[1,3,5]	800	790
Madison Park Funding, Ltd., CLO, Series 2019-34, Class BR, (3-month USD-LIBOR + 1.65%) 6.008% 4/25/2032[1,3,5]	800	773
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 5.229% 4/15/2029[1,3,5]	25,791	25,502
Marathon Static CLO, Ltd., Series 2022-18A, Class A1, (3-month USD-LIBOR + 2.22%) 5.07% 7/20/2030[1,3,5]	8,339	8,304
Marble Point CLO XI, Ltd., Series 2017-2, Class A, (3-Month USD-LIBOR + 1.18%) 5.374% 12/18/2030[1,3,5]	1,200	1,180
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 3/20/2026[1,5]	39,300	37,289
MidOcean Credit CLO, Series 2018-9, Class D, (3-month USD-LIBOR + 3.30%) 7.543% 7/20/2031[1,3,5]	1,500	1,292
MidOcean Credit CLO, Series 2016-6, Class ARR, (3-month USD-LIBOR + 1.07%) 5.313% 4/20/2033[1,3,5]	2,500	2,426
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 9/15/2026[1,5]	19,148	18,437
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 9/15/2026[1,5]	2,195	2,113
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[1,5]	14,466	14,105
Mountain View Funding, Series 2017-1, Class AR, CLO, 5.169% 10/16/2029[1,3,5]	747	734
MP CLO III, Ltd., Series 2013-1, Class AR, (3-month USD-LIBOR + 1.25%) 5.493% 10/20/2030[1,3,5]	530	519
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,5]	6,773	5,789
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[1,5]	11,051	9,338
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,5]	29,040	25,108
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[1,5]	26,040	21,542
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[1,5]	9,654	7,920
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[1,5]	32,091	27,103
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,5]	14,630	12,142
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,5]	30,557	26,922
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,5]	36,913	32,550
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,5]	95,356	84,040
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 4.679% 4/20/2062[1,3,5]	23,164	22,283
Neuberger Berman CLO, Ltd., Series 2014-17, Class CR2, (3-month USD-LIBOR + 2.00%) 6.325% 4/22/2029[1,3,5]	400	381
Neuberger Berman CLO, Ltd., Series 2017-25, Class AR, (3-month USD-LIBOR + 0.93%) 5.124% 10/18/2029[1,3,5]	300	296
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,5]	197,943	167,737
Newark BSL CLO 1, Ltd., Series 2016-1, Class BR, (3-month USD-LIBOR + 2.00%) 6.358% 12/21/2029[1,3,5]	1,100	1,057
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 5.328% 7/25/2030[1,3,5]	10,324	10,193
Northwoods Capital, Ltd., Series 18-11B, Class A1, (3-month USD-LIBOR + 1.10%) 5.327% 4/19/2031[1,3,5]	394	389
Northwoods Capital, Ltd., Series 2018-17, Class D, (3-month USD-LIBOR + 2.85%) 7.175% 4/22/2031[1,3,5]	662	557
Oaktree CLO, Ltd., Series 2018-1, Class A2, (3-month USD-LIBOR + 1.85%) 6.093% 10/20/2030[1,3,5]	500	477
Octagon Investment Partners 32, Ltd., CLO, Series 2017-1, Class A1R, (3-month USD-LIBOR + 0.95%) 5.029% 7/15/2029[1,3,5]	249	245
Octagon Investment Partners XVII, Ltd., CLO, Series 2013-1, Class CR2, (3-month USD-LIBOR + 1.70%) 6.058% 1/25/2031[1,3,5]	800	734
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD-LIBOR + 0.96%) 5.039% 4/16/2031[1,3,9]	1,500	1,477
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[1,5]	26,257	23,894
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 5/17/2027[1,5]	817	731
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[1,5]	20,600	18,901
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,5]	18,732	16,308
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031[1,5]	2,000	1,722
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 3/25/2037[1]	269	251
Intermediate Bond Fund of America — Page 31 of 40

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA3, 5.715% 3/25/2037[1]	USD1,708	$1,599
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 5.757% 11/25/2028[1,3,5]	17,326	17,177
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 5.143% 4/20/2029[1,3,5]	8,937	8,835
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A2, (3-month USD-LIBOR + 1.25%) 5.925% 5/20/2029[1,3,5]	6,000	5,841
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 4.879% 10/15/2029[1,3,5]	18,549	18,310
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 5.479% 10/15/2029[1,3,5]	8,556	8,252
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 4.914% 4/15/2030[1,3,5]	10,831	10,672
Palmer Square Loan Funding, CLO, Series 2022-5, Class A1, (3-month USD CME Term SOFR + 1.56%) 4.084% 1/15/2031[1,3,5]	22,000	21,854
Palmer Square Loan Funding, CLO, Series 2022-3, Class A1A, (3-month USD CME Term SOFR + 1.82%) 5.825% 4/15/2031[1,3,5]	24,000	23,998
Palmer Square Loan Funding, CLO, Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.75%) 7.755% 4/15/2031[1,3,5]	6,000	5,979
Palmer Square, Ltd., Series 2013-2A, Class A1A3, (3-month USD-LIBOR + 1.00%) 5.079% 10/17/2031[1,3,5]	2,200	2,160
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,5]	12,682	12,268
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[1]	3,145	2,946
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 2.45% 1/20/2031[1,3,5]	17,905	17,905
PPM CLO, Ltd., Series 2022-6, Class B, (3-month USD CME Term SOFR + 3.60%) 3.60% 1/20/2031[1,3,5]	3,733	3,730
PPM CLO, Ltd., Series 2022-6, Class C, (3-month USD CME Term SOFR + 4.50%) 4.90% 1/20/2031[1,3,5]	2,000	2,000
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 5.294% 7/25/2051[1,3,5]	4,030	3,886
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 5.019% 10/15/2030[1,3,5]	32,910	32,420
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,5]	25,767	25,063
Rockford Tower CLO, Ltd., Series 2017-3, Class A, (3-month USD-LIBOR + 1.19%) 5.433% 10/20/2030[1,3,5]	1,600	1,579
RRAM, CLO, Series 2018-3, Class A1R2, (3-month USD-LIBOR + 1.09%) 5.169% 1/15/2030[1,3,5]	4,870	4,794
RRAM, CLO, Series 2018-3, Class A2R2, (3-month USD-LIBOR + 1.40%) 5.479% 1/15/2030[1,3,5]	700	678
RRAM, CLO, Series 2022-24, Class A1, (3-month USD CME Term SOFR + 2.40%) 2.40% 1/15/2032[1,3,5]	5,000	5,000
Santander Drive Auto Receivables Trust, Series 2022-5, Class A2, 3.98% 1/15/2025[1]	12,332	12,243
Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46% 9/15/2025[1]	1,934	1,926
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[1]	15,496	15,484
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[1]	20,390	19,945
Santander Drive Auto Receivables Trust, Series 2022-6, Class A3, 4.49% 11/16/2026[1]	7,545	7,432
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]	5,592	5,400
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[1]	4,345	4,349
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 6/15/2027[1]	9,971	9,690
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[1]	10,100	9,742
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[1]	2,072	2,081
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[1]	1,595	1,520
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[1]	9,733	9,403
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]	1,162	1,172
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,5]	8,358	7,026
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,5]	6,943	5,587
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 5.159% 4/15/2030[1,3,5]	36,320	35,843
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD-LIBOR + 1.15%) 5.344% 4/18/2031[1,3,5]	400	390
Sound Point CLO, Ltd., Series 2013-3R, Class C, (3-month USD-LIBOR + 2.25%) 6.444% 4/18/2031[1,3,5]	800	745
Sound Point CLO, Ltd., Series 2014-1R, Class A, (3-month USD-LIBOR + 1.15%) 5.344% 7/18/2031[1,3,5]	7,500	7,295
Sprite, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,5]	12,275	10,551
Steele Creek CLO, Ltd., Series 2017-1, Class A, (3-month USD-LIBOR + 1.25%) 5.329% 10/15/2030[1,3,5]	711	699
Steele Creek CLO, Ltd., Series 2014-1RA, Class A, (3-month USD-LIBOR + 1.07%) 5.348% 4/21/2031[1,3,5]	774	760
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,5]	11,444	9,648
Intermediate Bond Fund of America — Page 32 of 40

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,5]	USD5,664	$5,035
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[1,5]	1,366	1,178
Stratus Static CLO, Ltd., Series 2021-2, Class A, (3-month USD-LIBOR + 0.90%) 5.143% 12/28/2029[1,3,5]	890	878
Stratus Static CLO, Ltd., Series 2022-2, Class A, (3-month USD CME Term SOFR + 1.90%) 5.863% 7/20/2030[1,3,5]	9,066	9,043
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 4.25% 10/20/2031[1,3,5]	22,000	22,000
Stratus Static CLO, Ltd., Series 2022-3, Class C, (3-month USD CME Term SOFR + 4.00%) 8.077% 10/20/2031[1,3,5]	2,000	2,000
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,5]	28,558	25,941
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD-LIBOR + 0.83%) 5.188% 10/25/2029[1,3,5]	2,604	2,565
Symphony, Ltd., CLO, Series 2014-15A, Class AR3, (3-month USD-LIBOR + 1.08%) 5.159% 1/17/2032[1,3,5]	550	536
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,5]	4,418	3,852
TCW CLO, Series 2018-1, Class A1R, (3-month USD-LIBOR + 0.97%) 5.328% 4/25/2031[1,3,5]	400	391
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[1,5]	445	402
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,5]	3,784	3,289
Textainer Marine Containers, Ltd., Series 2020-3A, Class A, 2.11% 9/20/2045[1,5]	3,073	2,652
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[1,5]	3,617	3,020
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,5]	26,551	22,584
TICP CLO, Ltd., Series 2018-10, Class B, (3-month USD-LIBOR + 1.47%) 5.713% 4/20/2031[1,3,5]	800	775
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[1,5]	47,755	45,745
Toyota Auto Receivables Owner Trust, Series 2019-C, Class A4, 1.88% 11/15/2024[1]	4,650	4,605
Trinitas CLO, Ltd., Series 2017-7, Class A1R, (3-month USD-LIBOR + 1.20%) 5.558% 1/25/2035[1,3,5]	2,000	1,927
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,5]	23,706	20,192
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[1,5]	4,286	3,708
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[1,5]	5,312	4,441
Venture XVII CLO, Ltd., Series 2014-17, Class ARR, (3-month USD-LIBOR + 0.88%) 4.959% 4/15/2027[1,3,9]	1,497	1,472
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[1,6]	12,608	12,596
Verizon Master Trust, Series 2022-6, Class A, 3.67% 1/22/2029 (4.42% on 8/20/2025)[1,6]	8,444	8,195
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85% 7/22/2024[1]	870	866
Voya, Ltd., CLO, Series 2015-1, Class A1R, (3-month USD-LIBOR + 0.90%) 5.094% 1/18/2029[1,3,5]	380	376
Voya, Ltd., CLO, Series 2013-1, Class BR, (3-month USD-LIBOR + 1.90%) 5.979% 10/15/2030[1,3,5]	250	228
Voya, Ltd., CLO, Series 2014-4A, Class A1RA, (3-month USD-LIBOR + 1.10%) 5.111% 7/14/2031[1,3,5]	694	683
Voya, Ltd., CLO, Series 2018-2, Class C1, (3-month USD-LIBOR + 1.85%) 5.929% 7/15/2031[1,3,5]	300	276
Voya, Ltd., CLO, Series 2016-3, Class A1R, (3-month USD-LIBOR + 1.19%) 5.384% 10/18/2031[1,3,5]	250	247
Wellfleet CLO, Ltd., Series 2015-1, Class AR4, (3-month USD-LIBOR + 0.89%) 5.133% 7/20/2029[1,3,5]	218	215
Wellfleet CLO, Ltd., Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.85%) 6.714% 4/15/2034[1,3,5]	700	670
Westlake Automobile Receivables Trust, Series 2021-3A, Class A2, 0.57% 9/16/2024[1,5]	7,973	7,909
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 7/15/2025[1,5]	6,035	5,963
Westlake Automobile Receivables Trust, Series 2022-3, Class A2, 5.24% 7/15/2025[1,5]	20,000	19,866
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[1,5]	15,110	14,881
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[1,5]	7,200	7,136
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[1,5]	16,800	16,766
Whitehorse CLO, Ltd., Series 2018-12, Class A, (3-month USD-LIBOR + 1.25%) 5.329% 10/15/2031[1,3,5]	1,490	1,466
Wind River CLO, Ltd., Series 2018-1, Class B, (3-month USD-LIBOR + 1.65%) 5.729% 7/15/2030[1,3,5]	250	243
Wind River CLO, Ltd., Series 2013-2A, Class AR2, (3-month USD-LIBOR + 1.00%) 5.194% 10/18/2030[1,3,5]	2,500	2,457
Wind River CLO, Ltd., Series 2014-2, Class AR, (3-month USD-LIBOR + 1.14%) 5.219% 1/15/2031[1,3,5]	2,300	2,254
Wind River CLO, Ltd., Series 14-3, Class CR2, (3-month USD-LIBOR + 2.30%) 6.625% 10/22/2031[1,3,5]	250	233
		3,017,157
Bonds & notes of governments & government agencies outside the U.S. 3.84%
Alberta (Province of) 1.875% 11/13/2024	20,000	19,006
Asian Development Bank 2.75% 3/17/2023	5,000	4,977
Asian Development Bank 4.125% 9/27/2024	46,018	45,689
Asian Development Bank 0.625% 10/8/2024	20,642	19,248
Asian Development Bank 1.50% 10/18/2024	19,642	18,594
Asian Development Bank 2.50% 11/2/2027	5,573	5,209
Intermediate Bond Fund of America — Page 33 of 40

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Asian Development Bank 2.75% 1/19/2028	USD4	$4
Asian Development Bank 3.875% 9/28/2032	2,768	2,771
Caisse d’Amortissement de la Dette Sociale 3.375% 3/20/2024[5]	9,090	8,941
Caisse d’Amortissement de la Dette Sociale 1.125% 11/29/2024[5]	30,000	28,049
Caisse d’Amortissement de la Dette Sociale 0.375% 9/23/2025[5]	20,000	17,936
Canada 2.875% 4/28/2025	18,030	17,484
Canada 0.75% 5/19/2026	25,000	22,554
CPPIB Capital, Inc. 0.50% 9/16/2024[5]	6,052	5,623
CPPIB Capital, Inc. (USD-SOFR + 1.25%) 3.80% 3/11/2026[3,5]	21,879	22,577
CPPIB Capital, Inc. 0.875% 9/9/2026[5]	12,181	10,674
Development Bank of Japan, Inc. 1.75% 2/18/2025[5]	22,926	21,517
Development Bank of Japan, Inc. 1.25% 10/20/2026[5]	25,316	22,236
Development Bank of Japan, Inc. 1.75% 10/20/2031[5]	4,590	3,687
European Investment Bank 2.25% 6/24/2024	2,215	2,142
European Investment Bank 2.75% 8/15/2025	31,476	30,356
European Investment Bank 0.75% 10/26/2026	15,311	13,469
European Investment Bank 0.625% 10/21/2027	2,450	2,095
European Stability Mechanism 0.375% 9/10/2025[5]	8,584	7,675
Inter-American Development Bank 0.50% 9/23/2024	10,000	9,315
Inter-American Development Bank 1.75% 3/14/2025	1,704	1,611
Inter-American Development Bank 0.625% 9/16/2027	7,000	5,986
Inter-American Development Bank 1.125% 7/20/2028	1	1
International Bank for Reconstruction and Development 1.625% 1/15/2025	3	3
International Bank for Reconstruction and Development 0.75% 3/11/2025	14,923	13,804
International Bank for Reconstruction and Development 1.625% 11/3/2031	9,716	8,091
International Development Assn. 0.375% 9/23/2025[5]	32,000	28,746
Italy (Republic of) 2.375% 10/17/2024	29,500	27,685
Japan Bank for International Cooperation 0.625% 5/22/2023	14,800	14,520
Japan Bank for International Cooperation 2.50% 5/23/2024	12,280	11,889
Japan Bank for International Cooperation 2.875% 4/14/2025	17,670	17,012
Japan Bank for International Cooperation 1.875% 4/15/2031	9,834	8,131
KfW 0.50% 9/20/2024	30,000	27,956
KfW 0.375% 7/18/2025	20,670	18,720
Kommunalbanken 0.50% 10/21/2024[5]	14,934	13,802
Kommunalbanken 0.375% 9/11/2025[5]	41,068	36,898
Kommuninvest i Sverige Aktiebolag 0.50% 7/5/2023[5]	18,739	18,298
Kommuninvest i Sverige Aktiebolag 0.25% 8/9/2023[5]	47,515	46,090
Kommuninvest i Sverige Aktiebolag 2.875% 7/3/2024[5]	7,867	7,630
OMERS Finance Trust 3.50% 4/19/2032[5]	4,988	4,566
Ontario Teachers’ Finance Trust 0.875% 9/21/2026[5]	36,960	32,284
Ontario Teachers’ Finance Trust 3.00% 4/13/2027[5]	31,138	29,366
Ontario Teachers’ Finance Trust 2.00% 4/16/2031[5]	5,070	4,245
Poland (Republic of) 3.00% 3/17/2023	5,000	4,981
Poland (Republic of) 4.00% 1/22/2024	4,607	4,559
Poland (Republic of) 3.25% 4/6/2026	472	451
Portuguese Republic 5.125% 10/15/2024	51,000	51,039
PSP Capital, Inc. 1.625% 10/26/2028[5]	22,052	18,924
Qatar (State of) 3.875% 4/23/2023[5]	11,737	11,705
Qatar (State of) 3.375% 3/14/2024[5]	9,928	9,754
Quebec (Province of) 0.60% 7/23/2025	56,321	51,137
Saskatchewan (Province of) 3.25% 6/8/2027	29,305	28,184
Sweden (Kingdom of) 2.375% 2/15/2023[5]	12,135	12,082
Swedish Export Credit Corp. 3.625% 9/3/2024	22,643	22,245
		954,223
Intermediate Bond Fund of America — Page 34 of 40

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Bonds, notes & other debt instruments (continued) Federal agency bonds & notes 0.35%		Principal amount (000)	Value (000)
Fannie Mae 0.25% 5/22/2023		USD3,995	$3,912
Fannie Mae 0.75% 10/8/2027		10,000	8,650
Fannie Mae 0.875% 8/5/2030		38,662	30,807
Federal Farm Credit Banks 1.125% 1/6/2025		4,181	3,906
Federal Farm Credit Banks 1.75% 2/14/2025		24,055	22,743
Federal Farm Credit Banks 1.60% 7/13/2033		2,926	2,238
Freddie Mac 0.25% 6/26/2023		9,687	9,445
Freddie Mac 0.25% 9/8/2023		6,250	6,035
			87,736
Municipals 0.16% California 0.04%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.532% 6/1/2028		11,085	9,573
Florida 0.07%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025		11,385	10,389
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027		3,785	3,271
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030		3,805	3,075
			16,735
New York 0.05%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028		15,255	12,991
Total municipals			39,299
Total bonds, notes & other debt instruments (cost: $24,824,460,000)			23,652,329
Preferred securities 0.01% Financials 0.01%		Shares
CoBank, ACB, Class E, 5.006% noncumulative preferred shares[3,5]		4,000	3,190
Total preferred securities (cost: $3,985,000)			3,190
Short-term securities 20.34% Money market investments 19.76%
Capital Group Central Cash Fund 3.94%[10,11]		49,178,205	4,917,329
U.S. Treasury bills 0.58%	Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury 11/2/2023	4.530%	USD150,000	143,728
Total short-term securities (cost: $5,060,313,000)			5,061,057
Total investment securities 115.42% (cost: $29,888,758,000)			28,716,576
Other assets less liabilities (15.42)%			(3,837,564)
Net assets 100.00%			$24,879,012
Intermediate Bond Fund of America — Page 35 of 40

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 11/30/2022 (000)
30 Day Federal Funds Futures	Long	6,356	December 2022	USD2,548,364	$66
30 Day Federal Funds Futures	Short	60	February 2023	(23,912)	(16)
2 Year U.S. Treasury Note Futures	Long	6,730	March 2023	1,382,069	3,635
5 Year U.S. Treasury Note Futures	Long	55,181	March 2023	5,991,018	28,544
10 Year U.S. Treasury Note Futures	Long	6,112	March 2023	693,712	3,555
10 Year Ultra U.S. Treasury Note Futures	Short	15,823	March 2023	(1,893,321)	(10,456)
20 Year U.S. Treasury Bond Futures	Long	230	March 2023	29,210	(102)
30 Year Ultra U.S. Treasury Bond Futures	Short	1,569	March 2023	(213,825)	(1,002)
					$24,224
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 11/30/2022 (000)	Upfront premium received (000)	Unrealized (depreciation) appreciation at 11/30/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	USD231,800	$(4,028)	$—	$(4,028)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	480,632	(8,145)	—	(8,145)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	519,368	(8,781)	—	(8,781)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	35,882	(644)	—	(644)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	170,100	(3,118)	—	(3,118)
4.5645%	Annual	U.S. EFFR	Annual	10/19/2024	302,300	455	—	455
4.533%	Annual	U.S. EFFR	Annual	10/20/2024	378,100	357	—	357
4.56%	Annual	U.S. EFFR	Annual	10/27/2024	378,600	623	—	623
4.5245%	Annual	U.S. EFFR	Annual	10/27/2024	454,300	456	—	456
3-month USD-LIBOR	Quarterly	0.81%	Semi-annual	7/28/2045	328,100	140,698	(194)	140,892
3-month USD-LIBOR	Quarterly	0.811%	Semi-annual	7/27/2050	8,300	3,903	—	3,903
						$121,776	$(194)	$121,970
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 11/30/2022 (000)	Upfront premium received (000)	Unrealized depreciation at 11/30/2022 (000)
CDX.NA.IG.39	1.00%	Quarterly	12/20/2027	USD1,639,978	$(17,909)	$(1,930)	$(15,979)
Investments in affiliates11

	Value of affiliate at 9/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 11/30/2022 (000)	Dividend income (000)
Short-term securities 19.76%
Money market investments 19.76%
Capital Group Central Cash Fund 3.94%[10]	$5,542,019	$2,067,761	$2,693,027	$(163)	$739	$4,917,329	$41,439
Intermediate Bond Fund of America — Page 36 of 40

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Restricted securities9

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD-LIBOR + 0.96%) 5.039% 4/16/2031[1,3]	10/28/2022	$1,461	$1,477.01%
Venture XVII CLO, Ltd., Series 2014-17, Class ARR, (3-month USD-LIBOR + 0.88%) 4.959% 4/15/2027[1,3]	10/4/2022	1,474	1,472.00
Total		$2,935	$2,949.01%
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Purchased on a TBA basis.
[5]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,592,393,000, which represented 22.48% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $135,096,000, which represented .54% of the net assets of the fund.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $2,949,000, which represented .01% of the net assets of the fund.
[10]	Rate represents the seven-day yield at 11/30/2022.
[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Intermediate Bond Fund of America — Page 37 of 40

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $8,710,089,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $1,916,783,000 and $1,500,296,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Intermediate Bond Fund of America — Page 38 of 40

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$7,640,670	$—	$7,640,670
U.S. Treasury bonds & notes	—	7,135,932	—	7,135,932
Corporate bonds, notes & loans	—	4,777,312	—	4,777,312
Asset-backed obligations	—	3,017,157	—	3,017,157
Bonds & notes of governments & government agencies outside the U.S.	—	954,223	—	954,223
Federal agency bonds & notes	—	87,736	—	87,736
Municipals	—	39,299	—	39,299
Preferred securities	3,190	—	—	3,190
Short-term securities	4,917,329	143,728	—	5,061,057
Total	$4,920,519	$23,796,057	$—	$28,716,576

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$35,800	$—	$—	$35,800
Unrealized appreciation on centrally cleared interest rate swaps	—	146,686	—	146,686
Liabilities:
Unrealized depreciation on futures contracts	(11,576)	—	—	(11,576)
Unrealized depreciation on centrally cleared interest rate swaps	—	(24,716)	—	(24,716)
Unrealized depreciation on centrally cleared credit default swaps	—	(15,979)	—	(15,979)
Total	$24,224	$105,991	$—	$130,215
*	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Key to abbreviations
Assn. = Association
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
EFFR = Effective Federal Funds Rate

Fin. = Finance
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars

Intermediate Bond Fund of America — Page 39 of 40

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-023-0123O-S89765	Intermediate Bond Fund of America — Page 40 of 40